Nuveen Equity Income Fund
Investment Objective
The investment objective of the fund is long-term growth of capital and income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Equity Income Fund (USD $)		Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	5.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Exchange Fees		none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15	none	15
[1]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Equity Income Fund		Class A	Class B	Class C	Class R3	Class I
Management Fees	[1]	0.78%	0.78%	0.78%	0.78%	0.78%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses	[2]	0.12%	0.12%	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses		1.15%	1.90%	1.90%	1.40%	0.90%
[1]	The fund's adviser has agreed to reimburse management fees across all share classes through December 31, 2012, to the extent necessary to maintain Class I share total annual operating expenses, not including any acquired fund fees and expenses, at 0.95% of average daily net assets, provided that in no event will the adviser be required to make any reimbursements that would result in an annualized net management fee of less than 0.78% of average daily net assets.
[2]	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example Nuveen Equity Income Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	685	693	193	143	92
3 Years	919	897	597	443	287
5 Years	1,172	1,126	1,026	766	498
10 Years	1,892	2,027	2,222	1,680	1,108

No Redemption
Expense Example, No Redemption Nuveen Equity Income Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	685	193	193	143	92
3 Years	919	597	597	443	287
5 Years	1,172	1,026	1,026	766	498
10 Years	1,892	2,027	2,222	1,680	1,108

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund's sub-adviser believes are characterized by the ability to pay above average dividends, the ability to finance expected growth, and strong management.The fund's sub-adviser will generally sell a security if the security is no longer expected to meet the sub-adviser's dividend or growth expectations or if a better alternative exists in the marketplace.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher-growth equity securities if the sub-adviser believes they will help balance the portfolio. The fund's equity securities include common stocks, convertible preferred stocks, and corporate debt securities that are convertible into common stocks. All such equity securities will provide current income at the time of purchase.

The fund invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the fund's total assets may be invested in equity securities of emerging market issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Credit Risk—The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Interest Rate Risk—Interest rate increases can cause the value of debt securities to decrease.

Non-Investment Grade Securities Risk—Non-investment grade securities, commonly called "high-yield" securities or "junk bonds," generally are less liquid, have more volatile prices, and carry more risk to principal than investment grade securities.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Fund Performance

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 16.68% and -17.11%, respectively, for the quarters ended June 30, 2003 and December 31, 2008.

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Standard & Poor's 500® Index, the fund's benchmark index, which is a broad measure of market performance, and to that of the Standard & Poor's 500® Dividend Only Stocks benchmark. The Standard & Poor's 500® Index is an unmanaged market-capitalization weighted index based on the average weighted performance of 500 widely held large-cap common stocks. The Standard & Poor's 500® Dividend Only Stocks benchmark is a custom benchmark composed of companies in the Standard & Poor's 500® Index that have an indicated annual dividend. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns Nuveen Equity Income Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A	Dec 18, 1992	10.27%	3.38%	2.89%
Class A (return after taxes on distributions)		9.83%	2.50%	1.94%
Class A (return after taxes on distributions and sale of fund shares)		7.12%	2.81%	2.19%
Class B	Aug 15, 1994	11.15%	3.65%	2.72%
Class C	Feb 1, 1999	16.25%	3.83%	2.72%
Class R3	Sep 24, 2001	16.68%	4.31%		5.27%
Class R3 Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)					4.47%
Class R3 Custom Benchmark-Standard & Poor's 500 Dividend Only Stocks (reflects no deduction for fees, expenses,or taxes)					4.36%
Class I	Aug 2, 1994	17.32%	4.85%	3.75%
Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%
Custom Benchmark-Standard & Poor's 500 Dividend Only Stocks (reflects no deduction for fees, expenses,or taxes)		14.73%	1.86%	1.79%

Nuveen Large Cap Growth Opportunities Fund
Investment Objective
The investment objective of the fund is long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Large Cap Growth Opportunities Fund (USD $)		Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	5.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Exchange Fees		none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15	none	15
[1]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Large Cap Growth Opportunities Fund		Class A	Class B	Class C	Class R3	Class I
Management Fees	[1]	0.83%	0.83%	0.83%	0.83%	0.83%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses	[2]	0.16%	0.16%	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses		1.24%	1.99%	1.99%	1.49%	0.99%
[1]	The fund's adviser has agreed to reimburse management fees across all share classes through December 31, 2012, to the extent necessary to maintain Class I share total annual operating expenses, not including any acquired fund fees and expenses, at 0.98% of average daily net assets, provided that in no event will the adviser be required to make any reimbursements that would result in an annualized net management fee of less than 0.80% of average daily net assets.
[2]	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example Nuveen Large Cap Growth Opportunities Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	694	702	202	152	101
3 Years	946	924	624	471	315
5 Years	1,217	1,173	1,073	813	547
10 Years	1,989	2,123	2,317	1,779	1,213

No Redemption
Expense Example, No Redemption Nuveen Large Cap Growth Opportunities Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	694	202	202	152	101
3 Years	946	624	624	471	315
5 Years	1,217	1,073	1,073	813	547
10 Years	1,989	2,123	2,317	1,779	1,213

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 106% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations of  $5 billion or greater at the time of purchase.

In selecting stocks, the fund's sub-adviser invests in companies that it believes exhibit the potential for superior growth based on factors such as above average growth in revenue and earnings, strong competitive position, strong management, and sound financial condition. The fund's sub-adviser will generally sell a stock if the stock hits its price target, the company's fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the fund's total assets may be invested in equity securities of emerging market issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Growth Stock Risk—There is the risk that growth stocks may underperform other types of stocks and the market as a whole. In addition, growth stocks can be more volatile than other types of stocks.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Fund Performance

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class I shares.The performance of the other share classes will differ due to their different expense structures.

Class I Annual Total Return[1]

[1]	Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Core Equity Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 16.61% and -21.06%, respectively, for the quarters ended September 30, 2010 and December 31, 2008.

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Russell 1000 Growth Index, the fund's benchmark index, which is a broad measure of market performance. The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000 Index (a large-cap index) with higher price-to-book ratios and higher forecasted growth values. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Average Annual Total Returns for the Periods Ended December 31, 2010

Average Annual Total Returns Nuveen Large Cap Growth Opportunities Fund		Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A	[1]	Jan 9, 1995	15.13%	3.26%	(0.21%)
Class B	[1]	Mar 1, 1999	16.26%	3.54%	(0.37%)
Class C	[1]	Sep 24, 2001	21.23%	3.70%		3.96%
Class C Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	[1]					4.42%
Class R3	[1]	Nov 27, 2000	21.86%	4.22%	0.22%
Class I	[1]	Dec 29, 1992	22.46%	4.75%	0.63%
Class I (return after taxes on distributions)	[1]		22.46%	4.38%	0.43%
Class I (return after taxes on distributions and sale of fund shares)	[1]		14.60%	4.04%	0.50%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	[1]		16.71%	3.75%	0.02%
[1]	Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Core Equity Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.

Nuveen Large Cap Select Fund
Investment Objective
The investment objective of the fund is capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Large Cap Select Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fees		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Large Cap Select Fund		Class A	Class C	Class R3	Class I
Management Fees	[1]	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses	[2]	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.25%	2.00%	1.50%	1.00%
[1]	The fund's adviser has agreed to reimburse management fees across all share classes through December 31, 2012, to the extent necessary to maintain Class I share total annual operating expenses, not including any acquired fund fees and expenses, at 1.13% of average daily net assets, provided that in no event will the adviser be required to make any reimbursements that would result in an annualized net management fee of less than 0.75% of average daily net assets.
[2]	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example Nuveen Large Cap Select Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	695	203	153	102
3 Years	949	627	474	318
5 Years	1,222	1,078	818	552
10 Years	1,999	2,327	1,791	1,225

No Redemption
Expense Example, No Redemption Nuveen Large Cap Select Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	695	203	153	102
3 Years	949	627	474	318
5 Years	1,222	1,078	818	552
10 Years	1,999	2,327	1,791	1,225

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 140% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations of  $5 billion or greater at the time of purchase.

The sub-adviser will select companies based on a combination of value and growth objectives, seeking companies that meet at least two of the following criteria:

•	Attractively valued relative to other companies in the same industry or market.
•	Strong or improving cash flows, revenue and earnings growth, or other fundamentals.
•	Strong competitive position.
•	An identifiable catalyst that could increase the value of the company's stock over the next one or two years.

The fund's sub-adviser will generally sell a stock if the stock hits its price target, the company's fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the fund's total assets may be invested in equity securities of emerging market issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Fund Performance

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

During the seven-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 17.42% and -23.26%, respectively, for the quarters ended September 30, 2009 and December 31, 2008.

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Standard & Poor's 500® Index, the fund's benchmark index, which is a broad measure of market performance. The Standard & Poor's 500® Index is an unmanaged market-capitalization weighted index based on the average weighted performance of 500 widely held large-cap common stocks. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns Nuveen Large Cap Select Fund	Inception Date	1 Year	5 Years	Since Inception
Class A	Jan 31, 2003	12.37%	0.39%	5.74%
Class A (return after taxes on distributions)		12.37%	(0.46%)	4.93%
Class A (return after taxes on distributions and sale of fund shares)		8.04%	0.03%	4.68%
Class C	Jan 31, 2003	18.38%	0.77%	5.70%
Class R3	Jan 31, 2003	18.87%	1.35%	6.29%
Class I	Jan 31, 2003	19.48%	1.84%	6.80%
Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	7.10%

Nuveen Large Cap Value Fund
Investment Objective
The investment objective of the fund is capital appreciation. Current income is a secondary objective of the fund.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Large Cap Value Fund (USD $)		Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	5.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Exchange Fees		none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15	none	15
[1]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Large Cap Value Fund		Class A	Class B	Class C	Class R3	Class I
Management Fees	[1]	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses	[2]	0.22%	0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses		1.21%	1.96%	1.96%	1.46%	0.96%
[1]	The fund's adviser has agreed to reimburse management fees across all share classes through December 31, 2012, to the extent necessary to maintain Class I share total annual operating expenses, not including any acquired fund fees and expenses, at 1.06% of average daily net assets, provided that in no event will the adviser be required to make any reimbursements that would result in an annualized net management fee of less than 0.74% of average daily net assets.
[2]	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example Nuveen Large Cap Value Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	691	699	199	149	98
3 Years	937	915	615	462	306
5 Years	1,202	1,157	1,057	797	531
10 Years	1,957	2,091	2,285	1,746	1,178

No Redemption
Expense Example, No Redemption Nuveen Large Cap Value Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	691	199	199	149	98
3 Years	937	615	615	462	306
5 Years	1,202	1,057	1,057	797	531
10 Years	1,957	2,091	2,285	1,746	1,178

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 135% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations of  $5 billion or greater at the time of purchase.

In selecting stocks, the fund's sub-adviser invests in companies that it believes are undervalued relative to other companies in the same industry or market, exhibit good or improving fundamentals, and exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years. The fund's sub-adviser will generally sell a stock if the stock hits its price target, the company's fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the fund's total assets may be invested in equity securities of emerging market issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Value Stock Risk—There is a risk that value stocks may underperform other types of stocks and the market as a whole. Value stocks can continue to be undervalued by the market for long periods of time.

Fund Performance

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 15.62% and -19.74%, respectively, for the quarters ended September 30, 2009 and December 31, 2008.

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Russell 1000 Value Index, the fund's benchmark index, which is a broad measure of market performance. The Russell 1000 Value Index is an unmanaged index that measures the performance of those companies in the Russell 1000 Index (a large-cap index) with lower price-to-book ratios and lower forecasted growth values. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns Nuveen Large Cap Value Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A	Dec 22, 1987	4.71%	(0.46%)	0.78%
Class A (return after taxes on distributions)		4.51%	(1.48%)	0.09%
Class A (return after taxes on distributions and sale of fund shares)		3.32%	(0.54%)	0.53%
Class B	Aug 15, 1994	5.28%	(0.19%)	0.61%
Class C	Feb 1, 1999	10.27%	(0.04%)	0.60%
Class R3	Sep 24, 2001	10.80%	0.46%		3.66%
Class R3 Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)					5.45%
Class I	Feb 4, 1994	11.40%	0.98%	1.62%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)		15.51%	1.28%	3.26%

Nuveen Mid Cap Growth Opportunities Fund
Investment Objective
The investment objective of the fund is capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Mid Cap Growth Opportunities Fund (USD $)		Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	5.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Exchange Fees		none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15	none	15
[1]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Mid Cap Growth Opportunities Fund		Class A	Class B	Class C	Class R3	Class I
Management Fees	[1]	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses	[2]	0.17%	0.17%	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses		1.29%	2.04%	2.04%	1.54%	1.04%
[1]	The fund's adviser has agreed to reimburse management fees across all share classes through December 31, 2012, to the extent necessary to maintain Class I share total annual operating expenses, not including any acquired fund fees and expenses, at 0.99% of average daily net assets, provided that in no event will the adviser be required to make any reimbursements that would result in an annualized net management fee of less than 0.84% of average daily net assets.
[2]	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example Nuveen Mid Cap Growth Opportunities Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	699	707	207	157	106
3 Years	960	940	640	486	331
5 Years	1,242	1,198	1,098	839	574
10 Years	2,042	2,176	2,369	1,834	1,271

No Redemption
Expense Example, No Redemption Nuveen Mid Cap Growth Opportunities Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	699	207	207	157	106
3 Years	960	640	640	486	331
5 Years	1,242	1,098	1,098	839	574
10 Years	2,042	2,176	2,369	1,834	1,271

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 114% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the market capitalization range of the companies in the Russell Midcap® Index immediately after its most recent reconstitution prior to such purchase.It is expected that reconstitution of the index will occur each year at the end of June. Immediately after the most recent reconstitution, the range was  $348 million to  $14.133 billion.

In selecting stocks, the fund's sub-adviser invests in companies that it believes exhibit the potential for superior growth based on factors such as above-average growth in revenue and earnings, strong competitive position, strong management, and sound financial condition. The fund's sub-adviser will generally sell a stock if the stock hits its price target, the company's fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the fund's total assets may be invested in equity securities of emerging market issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Growth Stock Risk—There is the risk that growth stocks may underperform other types of stocks and the market as a whole. In addition, growth stocks can be more volatile than other types of stocks.

Initial Public Offering (IPO) Risk—Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Mid-Cap Stock Risk—Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Fund Performance

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class I shares.The performance of the other share classes will differ due to their different expense structures.

Class I Annual Total Return[1]

[1]	Performance presented prior to 9/24/01 represents that of the Firstar Mid Cap Core Equity Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 18.55% and -25.37%, respectively, for the quarters ended December 31, 2001 and December 31, 2008.

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Russell Midcap Growth Index, the fund's benchmark index, which is a broad measure of market performance. The Russell Midcap Growth Index is an unmanaged index that measures the performance of those companies in the Russell Midcap Index (a mid-cap index) with higher price-to-book ratios and higher forecasted growth values. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns Nuveen Mid Cap Growth Opportunities Fund		Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A	[1]	Jan 9, 1995	20.26%	3.90%	5.99%
Class B	[1]	Mar 1, 1999	21.65%	4.19%	5.81%
Class C	[1]	Sep 24, 2001	26.62%	4.36%		9.17%
Class C Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	[1]					8.83%
Class R3	[1]	Dec 11, 2000	27.27%	4.88%	6.44%
Class I	[1]	Dec 28, 1989	27.91%	5.40%	6.88%
Class I (return after taxes on distributions)	[1]		27.91%	4.78%	5.97%
Class I (return after taxes on distributions and sale of fund shares)	[1]		18.14%	4.58%	5.74%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	[1]		26.38%	4.88%	3.12%
[1]	Performance presented prior to 9/24/01 represents that of the Firstar Mid Cap Core Equity Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.

Nuveen Mid Cap Select Fund
Investment Objective
The investment objective of the fund is long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Mid Cap Select Fund (USD $)		Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	5.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fees		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15	15
[1]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Mid Cap Select Fund		Class A	Class B	Class C	Class I
Management Fees		0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses	[1]	0.85%	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses		2.00%	2.75%	2.75%	1.75%
Fee Waivers and Expense Reimbursements		(0.59%)	(0.59%)	(0.59%)	(0.59%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	1.41%	2.16%	2.16%	1.16%
[1]	Other Expenses have been restated to reflect current contractual fees and the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator.
[2]	The fund's adviser has contractually agreed to waive fees and reimburse other fund expenses through February 29, 2012, so that total annual fund operating expenses, after waivers and excluding any acquired fund fees and expenses, do not exceed 1.41%, 2.16%, 2.16%, and 1.16%, respectively, for Class A, Class B, Class C, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example Nuveen Mid Cap Select Fund (USD $)	Class A	Class B	Class C	Class I
1 Year	710	719	219	118
3 Years	1,113	1,097	797	494
5 Years	1,539	1,502	1,402	894
10 Years	2,724	2,857	3,037	2,014

No Redemption
Expense Example, No Redemption Nuveen Mid Cap Select Fund (USD $)	Class A	Class B	Class C	Class I
1 Year	710	219	219	118
3 Years	1,113	797	797	494
5 Years	1,539	1,402	1,402	894
10 Years	2,724	2,857	3,037	2,014

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 154% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the market capitalization range of the companies in the Russell Midcap® Index immediately after its most recent reconstitution prior to such purchase. It is expected that reconstitution of the index will occur each year at the end of June. Immediately after the most recent reconstitution, the range was  $348 million to  $14.133 billion.

In selecting stocks, the fund's sub-adviser invests in companies that it believes meet one or more of the following criteria:

•	Attractively valued relative to other companies in the same industry or market.

•	Strong or improving cash flows, revenue and earnings growth, or other fundamentals.

•	Strong competitive position.

•	An identifiable catalyst that could increase the value of the company's stock over the next one or two years.

The fund's sub-adviser will generally sell a stock if the stock hits its price target, the company's fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the fund's total assets may be invested in equity securities of emerging market issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Mid-Cap Stock Risk—Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Fund Performance

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the return would be less than those shown.

Class A Annual Total Return

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 44.03% and -48.79%, respectively, for the quarters ended December 31, 2001 and March 31, 2001.

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Russell Midcap Index, the fund's benchmark index, which is a broad measure of market performance. The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Performance for periods prior to May 4, 2009 reflects the fund's operation using different investment strategies than are currently in place. Effective October 3, 2005, the fund's principal investment strategy was changed from investing primarily in technology stocks to investing primarily in common stocks of small- and mid-capitalization companies, and the fund's name changed from Technology Fund to Small-Mid Cap Core Fund. Thereafter, effective May 4, 2009, the fund's principal investment strategy was changed from investing primarily in common stocks of small- and mid-capitalization companies to investing primarily in common stocks of mid-capitalization companies, and the fund's name changed from Small-Mid Cap Core Fund to Mid Cap Select Fund.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns Nuveen Mid Cap Select Fund	Inception Date	1 Year	5 Years	10 Years
Class A	Apr 4, 1994	15.78%	2.58%	(7.28%)
Class A (return after taxes on distributions)	Apr 4, 1994	15.78%	2.57%	(7.29%)
Class A (return after taxes on distributions and sale of fund shares)	Apr 4, 1994	10.26%	2.21%	(5.82%)
Class B	Aug 15, 1994	17.02%	2.83%	(7.45%)
Class C	Feb 1, 2000	21.98%	3.04%	(7.43%)
Class I	Apr 4, 1994	23.22%	4.08%	(6.50%)
Russell Midcap Index (reflects no deduction for fees, expenses,or taxes)		25.48%	4.66%	6.54%

Nuveen Mid Cap Value Fund
Investment Objective
The investment objective of the fund is capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Mid Cap Value Fund (USD $)		Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	5.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Exchange Fees		none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15	none	15
[1]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Mid Cap Value Fund		Class A	Class B	Class C	Class R3	Class I
Management Fees		0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses	[1]	0.25%	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.39%	2.14%	2.14%	1.64%	1.14%
Fee Waivers and Expense Reimbursements		(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	1.34%	2.09%	2.09%	1.59%	1.09%
[1]	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate.
[2]	The fund's adviser has contractually agreed to waive fees and reimburse other fund expenses through February 29, 2012, so that total annual fund operating expenses, after waivers and excluding any acquired fund fees and expenses, do not exceed 1.34%, 2.09%, 2.09%, 1.59%, and 1.09%, respectively, for Class A, Class B, Class C, Class R3, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example Nuveen Mid Cap Value Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	704	712	212	162	111
3 Years	985	965	665	512	357
5 Years	1,287	1,245	1,145	887	623
10 Years	2,144	2,278	2,468	1,939	1,382

No Redemption
Expense Example, No Redemption Nuveen Mid Cap Value Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	704	212	212	162	111
3 Years	985	665	665	512	357
5 Years	1,287	1,145	1,145	887	623
10 Years	2,144	2,278	2,468	1,939	1,382

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 123% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the market capitalization range of the companies in the Russell Midcap® Index immediately after its most recent reconstitution prior to such purchase. It is expected that reconstitution of the index will occur each year at the end of June. Immediately after the most recent reconstitution, the range was  $348 million to  $14.133 billion.

In selecting stocks, the fund's sub-adviser invests in companies that it believes are undervalued relative to other companies in the same industry or market, exhibit good or improving fundamentals, and exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years. The fund's sub-adviser will generally sell a stock if the stock hits its price target, the company's fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the fund's total assets may be invested in equity securities of emerging market issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Mid-Cap Stock Risk—Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Value Stock Risk—There is a risk that value stocks may underperform other types of stocks and the market as a whole. Value stocks can continue to be undervalued by the market for long periods of time.

Fund Performance

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 18.57% and -20.88%, respectively, for the quarters ended September 30, 2009 and December 31, 2008.

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Russell Midcap Value Index, the fund's benchmark index, which is a broad measure of market performance. The Russell Midcap Value Index is an unmanaged index that measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns Nuveen Mid Cap Value Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A	Dec 22, 1987	13.52%	2.11%	6.34%
Class A (return after taxes on distributions)		13.34%	1.42%	5.82%
Class A (return after taxes on distributions and sale of fund shares)		9.02%	1.63%	5.42%
Class B	Aug 15, 1994	14.54%	2.37%	6.17%
Class C	Feb 1, 1999	19.53%	2.54%	6.17%
Class R3	Sep 24, 2001	20.19%	3.06%		9.19%
Class R3 Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)					10.21%
Class I	Feb 4, 1994	20.71%	3.57%	7.22%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)		24.75%	4.08%	8.07%

Nuveen Small Cap Growth Opportunities Fund
Investment Objective
The investment objective of the fund is growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Small Cap Growth Opportunities Fund (USD $)		Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	5.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Exchange Fees		none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15	none	15
[1]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Small Cap Growth Opportunities Fund		Class A	Class B	Class C	Class R3	Class I
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses	[1]	0.51%	0.51%	0.51%	0.51%	0.51%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.77%	2.52%	2.52%	2.02%	1.52%
Fee Waivers and Expense Reimbursements		(0.29%)	(0.29%)	(0.29%)	(0.29%)	(0.29%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	1.48%	2.23%	2.23%	1.73%	1.23%
[1]	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate.
[2]	The fund's adviser has contractually agreed to waive fees and reimburse other fund expenses through February 29, 2012, so that total annual fund operating expenses, after waivers and excluding any acquired fund fees and expenses, do not exceed 1.47%, 2.22%, 2.22%, 1.72%, and 1.22%, respectively, for Class A, Class B, Class C, Class R3, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example Nuveen Small Cap Growth Opportunities Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	717	726	226	176	125
3 Years	1,074	1,057	757	606	452
5 Years	1,454	1,415	1,315	1,061	802
10 Years	2,516	2,650	2,834	2,325	1,788

No Redemption
Expense Example, No Redemption Nuveen Small Cap Growth Opportunities Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	717	226	226	176	125
3 Years	1,074	757	757	606	452
5 Years	1,454	1,315	1,315	1,061	802
10 Years	2,516	2,650	2,834	2,325	1,788

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 142% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations of less than  $3 billion at the time of purchase.

In selecting stocks, the fund's sub-adviser invests in companies that it believes exhibit the potential for superior growth based on factors such as above-average growth in revenue and earnings, strong competitive position, strong management, and sound financial condition. The fund's sub-adviser will generally sell a stock if the stock hits its price target, the company's fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the fund's total assets may be invested in equity securities of emerging market issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Growth Stock Risk—There is the risk that growth stocks may underperform other types of stocks and the market as a whole. In addition, growth stocks can be more volatile than other types of stocks.

Initial Public Offering (IPO) Risk—Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Small-Cap Stock Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may difficult to sell small-cap stocks at the desired time and price.

Fund Performance

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 34.11% and -28.23%, respectively, for the quarters ended June 30, 2003 and December 31, 2008.

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Russell 2000 Growth Index, the fund's benchmark index, which is a broad measure of market performance. The Russell 2000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 2000 Index (a small-cap index) with higher price-to-book ratios and higher forecasted growth values. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns Nuveen Small Cap Growth Opportunities Fund		Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A	[1]	Aug 1, 1995	23.50%	3.54%	4.98%
Class A (return after taxes on distributions)	[1]		23.50%	2.60%	3.61%
Class A (return after taxes on distributions and sale of fund shares)	[1]		15.28%	2.49%	3.58%
Class B	[1]	Mar 1, 1999	25.12%	3.82%	4.81%
Class C	[1]	Sep 24, 2001	30.12%	3.99%		7.80%
Class C Russell 2000 Growth Index (reflects no deduction for fees,expenses, or taxes)	[1]					8.08%
Class R3	[1]	Dec 11, 2000	30.74%	4.53%	5.45%
Class I	[1]	Aug 1, 1995	31.36%	5.04%	5.86%
Russell 2000 Growth Index (reflects no deduction for fees,expenses, or taxes)	[1]		29.09%	5.30%	3.78%
[1]	On 12/12/02, the fund changed its main investment strategy to invest primarily in securities of companies with market capitalizations within the range of companies in the Russell 2000 Index. Previously, the fund invested primarily in companies with market capitalizations of below $500 million at the time of purchase. Performance presented prior to 9/24/01 represents that of the Firstar MicroCap Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.

Nuveen Small Cap Select Fund
Investment Objective
The investment objective of the fund is capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Small Cap Select Fund (USD $)		Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	5.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Exchange Fees		none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15	none	15
[1]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Small Cap Select Fund		Class A	Class B	Class C	Class R3	Class I
Management Fees	[1]	0.88%	0.88%	0.88%	0.88%	0.88%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses	[2]	0.21%	0.21%	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.35%	2.10%	2.10%	1.60%	1.10%
[1]	The fund's adviser has agreed to reimburse management fees across all share classes through December 31, 2012, to the extent necessary to maintain Class I share total annual operating expenses, not including any acquired fund fees and expenses, at 1.00% of average daily net assets, provided that in no event will the adviser be required to make any reimbursements that would result in an annualized net management fee of less than 0.80% of average daily net assets.
[2]	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example Nuveen Small Cap Select Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	705	713	213	163	112
3 Years	978	958	658	505	350
5 Years	1,272	1,229	1,129	871	606
10 Years	2,105	2,240	2,431	1,900	1,340

No Redemption
Expense Example, No Redemption Nuveen Small Cap Select Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	705	213	213	163	112
3 Years	978	658	658	505	350
5 Years	1,272	1,129	1,129	871	606
10 Years	2,105	2,240	2,431	1,900	1,340

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 88% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations of less than  $3 billion at the time of purchase.

In selecting stocks, the fund's sub-adviser invests in companies that it believes meet one or more of the following criteria:

•	Attractively valued relative to other companies in the same industry or market.
•	Strong or improving cash flows, revenue and earnings growth, or other fundamentals.
•	Strong competitive position.
•	Strong management teams.
•	An identifiable catalyst that could increase the value of the company's stock over the next one or two years.

The fund's sub-adviser will generally sell a stock if the stock hits its price target, the company's fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the fund's total assets may be invested in equity securities of emerging market issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Initial Public Offering (IPO) Risk—Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Small-Cap Stock Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may difficult to sell small-cap stocks at the desired time and price.

Fund Performance

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return[1]

[1]	Performance prior to 9/24/01 represents that of the Firstar Small Cap Core Equity Fund, a series of Firstar Funds, Inc., which merged into the fund on that date. The Firstar Small Cap Core Equity Fund was organized on 11/27/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 27.35% and -23.21%, respectively, for the quarters ended December 31, 2001 and December 31, 2008.

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Russell 2000 Index, the fund's benchmark index, which is a broad measure of market performance. The Russell 2000 Index is an unmanaged small-cap index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns Nuveen Small Cap Select Fund		Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A	[1]	May 6, 1992	15.79%	3.32%	6.93%
Class A (return after taxes on distributions)	[1]		15.79%	2.45%	5.24%
Class A (return after taxes on distributions and sale of fund shares)	[1]		10.26%	2.57%	5.34%
Class B	[1]	Mar 6, 1995	16.96%	3.63%	6.77%
Class C	[1]	Sep 24, 2001	22.00%	3.79%		9.13%
Class C Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	[1]					9.12%
Class R3	[1]	Jan 3, 1994	22.62%	4.30%	7.42%
Class I	[1]	May 6, 1992	23.28%	4.83%	7.84%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	[1]		26.85%	4.47%	6.33%
[1]	Performance prior to 9/24/01 represents that of the Firstar Small Cap Core Equity Fund, a series of Firstar Funds, Inc., which merged into the fund on that date. The Firstar Small Cap Core Equity Fund was organized on 11/27/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.

Nuveen Small Cap Value Fund
Investment Objective
The investment objective of the fund is capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Small Cap Value Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fees		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Small Cap Value Fund		Class A	Class C	Class R3	Class I
Management Fees		0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses	[1]	0.58%	0.58%	0.58%	0.58%
Acquired Fund Fees and Expenses		0.11%	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses		1.84%	2.59%	2.09%	1.59%
Fee Waivers and Expense Reimbursements		(0.23%)	(0.23%)	(0.23%)	(0.23%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	1.61%	2.36%	1.86%	1.36%
[1]	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate.
[2]	The fund's adviser has contractually agreed to waive fees and reimburse other fund expenses through February 29, 2012, so that total annual fund operating expenses, after waivers and excluding any acquired fund fees and expenses, do not exceed 1.50%, 2.25%, 1.75%, and 1.25%, respectively, for Class A, Class C, Class R3, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example Nuveen Small Cap Value Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	729	239	189	138
3 Years	1,099	784	633	479
5 Years	1,493	1,355	1,103	844
10 Years	2,592	2,908	2,403	1,870

No Redemption
Expense Example, No Redemption Nuveen Small Cap Value Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	729	239	189	138
3 Years	1,099	784	633	479
5 Years	1,493	1,355	1,103	844
10 Years	2,592	2,908	2,403	1,870

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations of less than  $3 billion at the time of purchase.

In selecting stocks, the fund's sub-adviser invests in companies that it believes meet at least two of the following criteria:

•	Undervalued relative to other companies in the same industry or market.
•	Good or improving fundamentals.
•	An identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

The fund's sub-adviser will generally sell a stock if the stock hits its price target, the company's fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the fund's total assets may be invested in equity securities of emerging market issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Small-Cap Stock Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may difficult to sell small-cap stocks at the desired time and price.

Value Stock Risk—There is a risk that value stocks may underperform other types of stocks and the market as a whole. Value stocks can continue to be undervalued by the market for long periods of time.

Fund Performance

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 19.71% and -22.12%, respectively, for the quarters ended December 31, 2010 and December 31, 2008.

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Russell 2000 Value Index, the fund's benchmark index, which is a broad measure of market performance. The Russell 2000 Value Index is an unmanaged index that measures the performance of those companies in the Russell 2000 Index (a small-cap index) with lower price-to-book ratios and lower forecasted growth values. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns Nuveen Small Cap Value Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A	Jan 1, 1988	20.84%	2.08%	6.16%
Class A (return after taxes on distributions)		20.84%	0.84%	4.45%
Class A (return after taxes on distributions and sale of fund shares)		13.54%	1.41%	4.83%
Class C	Feb 1, 1999	27.18%	2.53%	5.99%
Class R3	Sep 24, 2001	27.90%	3.06%		8.90%
Class R3 Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)					9.81%
Class I	Jan 1, 1988	28.32%	3.55%	7.05%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)		24.50%	3.52%	8.42%

Nuveen Real Estate Securities Fund
Investment Objective
The investment objective of the fund is to provide above average current income and long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Real Estate Securities Fund (USD $)		Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	5.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Exchange Fees		none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15	none	15
[1]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Real Estate Securities Fund		Class A	Class B	Class C	Class R3	Class I
Management Fees	[1]	0.86%	0.86%	0.86%	0.86%	0.86%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses	[2]	0.18%	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses		1.29%	2.04%	2.04%	1.54%	1.04%
[1]	The fund's adviser has agreed to reimburse management fees across all share classes through December 31, 2012, to the extent necessary to maintain Class I share total annual operating expenses, not including any acquired fund fees and expenses, at 0.99% of average daily net assets, provided that in no event will the adviser be required to make any reimbursements that would result in an annualized net management fee of less than 0.81% of average daily net assets.
[2]	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example Nuveen Real Estate Securities Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	699	707	207	157	106
3 Years	960	940	640	486	331
5 Years	1,242	1,198	1,098	839	574
10 Years	2,042	2,176	2,369	1,834	1,271

No Redemption
Expense Example, No Redemption Nuveen Real Estate Securities Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	699	207	207	157	106
3 Years	960	640	640	486	331
5 Years	1,242	1,098	1,098	839	574
10 Years	2,042	2,176	2,369	1,834	1,271

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 133% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in income-producing common stocks of publicly traded companies engaged in the real estate industry.These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate.

The fund's sub-adviser will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet. The sub-adviser will generally sell a stock if the stock hits its price target, the company's fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

A majority of the fund's total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that invest in residential or commercial real estate. REITs generally can be divided into the following three types:

•	Equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.
•	Mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.
•	Hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the fund's total assets may be invested in equity securities of emerging market issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Real Estate Investment Trust Risk—The value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of the REIT.

Real Estate Sector Risk—The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.

Fund Performance

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class I shares.The performance of the other share classes will differ due to their different expense structures.

Class I Annual Total Returns

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 31.71% and –36.52%, respectively, for the quarters ended September 30, 2009 and December 31, 2008.

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Morgan Stanley REIT Index, the fund's benchmark index, which is a broad measure of market performance. The Morgan Stanley REIT Index is an unmanaged index of the most actively traded real estate investment trusts. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I shares; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Average Annual Total Returns for the Periods Ended December 31, 2010

Average Annual Total Returns Nuveen Real Estate Securities Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A	Sep 29, 1995	22.78%	4.11%	11.58%
Class B	Sep 29, 1995	24.26%	4.42%	11.42%
Class C	Feb 1, 2000	29.23%	4.57%	11.41%
Class R3	Sep 24, 2001	29.91%	5.10%		13.05%
Class R3 Morgan Stanley REIT Index (reflects no deduction for fees, expenses, or taxes)					11.24%
Class I	Jun 30, 1995	30.57%	5.62%	12.53%
Class I (return after taxes on distributions)		29.67%	3.64%	10.02%
Class I (return after taxes on distributions and sale of fund shares)		20.07%	3.89%	9.74%
Morgan Stanley REIT Index (reflects no deduction for fees, expenses, or taxes)		28.48%	2.99%	10.57%

Nuveen Global Infrastructure Fund
Investment Objective
The investment objective of the fund is long-term growth of capital and income.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Global Infrastructure Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fees		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Global Infrastructure Fund		Class A	Class C	Class R3	Class I
Management Fees		0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses	[1]	0.52%	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses		1.72%	2.47%	1.97%	1.47%
Fee Waivers and Expense Reimbursements		(0.47%)	(0.47%)	(0.47%)	(0.47%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	1.25%	2.00%	1.50%	1.00%
[1]	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate.
[2]	The fund's adviser has contractually agreed to waive fees and reimburse other fund expenses through February 29, 2012, so that total annual fund operating expenses, after waivers and excluding any acquired fund fees and expenses, do not exceed 1.25%, 2.00%, 1.50%, and 1.00%, respectively, for Class A, Class C, Class R3, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example Nuveen Global Infrastructure Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	695	203	153	102
3 Years	1,043	725	573	419
5 Years	1,413	1,273	1,019	758
10 Years	2,452	2,771	2,258	1,717

No Redemption
Expense Example, No Redemption Nuveen Global Infrastructure Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	695	203	153	102
3 Years	1,043	725	573	419
5 Years	1,413	1,273	1,019	758
10 Years	2,452	2,771	2,258	1,717

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 314% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities issued by U.S. and non-U.S. infrastructure-related companies. Infrastructure-related companies are defined as companies that derive at least 50% of their revenues or profits from the ownership, development, construction, financing or operation of infrastructure assets, or have at least 50% of the fair market value of their assets invested in infrastructure assets. Infrastructure assets are the physical structures and networks upon which the operation, growth and development of a community depends, which includes water, sewer, and energy utilities; transportation and communication networks; health care facilities, government accommodations, and other public service facilities; and shipping, timber, steel, alternative energy, and other resources and services necessary for the construction and maintenance of these physical structures and networks.

Equity securities in which the fund invests include common and preferred stocks, publicly-traded units of master limited partnerships (MLPs), and real estate investment trusts (REITs). The fund may also invest in exchange-traded funds and other investment companies ("investment companies"). The fund may invest in companies of any size.

In selecting securities, the fund's sub-adviser invests in companies that it believes meet one or more of the following criteria:

•	Attractively valued relative to other companies in the same industry or market.
•	Strong fundamentals, including consistent cash flows or growth and a sound balance sheet.
•	Strong management teams.
•	Long-term contracts to provide infrastructure-based services.
•	An identifiable catalyst that could increase the value of the company's stock over the next one or two years.

The fund's sub-adviser generally will sell a security if any of the following has occurred:

•	The security has hit its price target and the company is no longer attractively valued relative to other companies.
•	The company's fundamentals have significantly deteriorated.
•	There has been a significant change in the management team.
•	A catalyst that could decrease the value of the stock has been identified, or a previously existing positive catalyst has disappeared.
•	A better alternative exists in the marketplace.

The fund's investments include infrastructure-related securities of foreign issuers. Under normal market conditions, the fund will invest at least 40% of its net assets in securities of foreign issuers and, in any case, will invest at least 30% of its net assets in such issuers. The fund considers an issuer to be foreign if its legal residence is in a country other than the United States, its securities principally trade in a foreign market, or it derives a significant portion of either its revenues or pretax income from activities outside the United States.

The fund diversifies its investments among a number of different countries throughout the world. Up to 25% of the fund's total assets may be invested in equity securities of emerging market issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money.An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Additional Expenses—When the fund invests in other investment companies, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the other investment companies.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Infrastructure Sector Risk—Because the fund concentrates its investments in infrastructure-related securities, the fund has greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities.

Master Limited Partnership Risk—An investment in an MLP exposes the fund to the legal and tax risks associated with investing in partnerships. MLPs may have limited financial resources, their securities may be relatively illiquid, and they may be subject to more erratic price movements because of the underlying assets they hold.

Mid-Cap Stock Risk—Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Real Estate Investment Trust Risk—The value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of the REIT.

Small-Cap Stock Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may difficult to sell small-cap stocks at the desired time and price.

Fund Performance

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.The performance of other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

During the three-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 20.62% and –17.47%, respectively, for the quarters ended June 30, 2009 and September 30, 2008.

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over different time periods to that of the Standard & Poor's Global Infrastructure Index, the fund's benchmark index, which is a broad measure of market performance. The Standard & Poor's Global Infrastructure Index is an unmanaged index that is comprised of 75 of the largest publicly listed infrastructure companies from around the world that meet specific investability requirements. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns Nuveen Global Infrastructure Fund	Inception Date	1 Year	Since Inception
Class A	Dec 17, 2007	8.45%	(2.47%)
Class A (return after taxes on distributions)		7.14%	(2.92%)
Class A (return after taxes on distributions and sale of fund shares)		6.73%	(2.12%)
Class A Standard & Poor's Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)			(6.02%)
Class C	Nov 3, 2008	14.12%	20.43%
Class C Standard & Poor's Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)			13.41%
Class R3	Nov 3, 2008	14.77%	21.06%
Class R3 Standard & Poor's Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)			13.41%
Class I	Dec 17, 2007	15.40%	(0.33%)
Class I Standard & Poor's Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)			(6.02%)
Standard & Poor's Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)		5.77%

Nuveen International Fund
Investment Objective
The investment objective of the fund is long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen International Fund (USD $)		Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	5.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Exchange Fees		none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15	none	15
[1]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen International Fund		Class A	Class B	Class C	Class R3	Class I
Management Fees		1.04%	1.04%	1.04%	1.04%	1.04%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses	[1]	0.36%	0.36%	0.36%	0.36%	0.36%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.66%	2.41%	2.41%	1.91%	1.41%
Fee Waivers and Expense Reimbursements		(0.16%)	(0.16%)	(0.16%)	(0.16%)	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	1.50%	2.25%	2.25%	1.75%	1.25%
[1]	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate
[2]	The fund's adviser has contractually agreed to waive fees and reimburse other fund expenses through February 29, 2012, so that total annual fund operating expenses, after waivers and excluding any acquired fund fees and expenses, do not exceed 1.49%, 2.24%, 2.24%, 1.74%, and 1.24%, respectively, for Class A, Class B, Class C, Class R3, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example Nuveen International Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	719	728	228	178	127
3 Years	1,054	1,036	736	585	431
5 Years	1,411	1,371	1,271	1,017	756
10 Years	2,415	2,548	2,734	2,220	1,677

No Redemption
Expense Example, No Redemption Nuveen International Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	719	228	228	178	127
3 Years	1,054	736	736	585	431
5 Years	1,411	1,271	1,271	1,017	756
10 Years	2,415	2,548	2,734	2,220	1,677

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 56% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in equity securities of foreign issuers that trade in U.S. or foreign markets, depositary receipts representing shares of foreign issuers, and exchange-traded funds and other investment companies ("investment companies") that provide exposure to foreign issuers. The fund considers an issuer to be foreign if it is organized, domiciled, or has a principal place of business outside the United States. The fund diversifies its investments among a number of different countries throughout the world and may invest in companies of any size.

The fund employs a "multi-style, multi-manager" approach whereby one of the fund's sub-advisers, Nuveen Asset Management, allocates portions of the fund's assets among the different sub-advisers (including itself) who employ distinct investment styles. The fund uses the following principal investment styles, which are intended to complement one another:

•

Growth Style emphasizes investments in the equity securities of companies with superior growth characteristics, including superior profitability, secular growth, sustainable competitive advantage, and strong capital structure.

•

Value Style emphasizes investments in equity securities of companies trading below intrinsic valuations with stable returns and companies trading at steep discounts to intrinsic valuations with catalysts for an improvement in returns.

When determining how to allocate the fund's assets between sub-advisers, Nuveen Asset Management considers a variety of factors. These factors include a sub-adviser's investment style and performance record, as well as the characteristics of the sub-adviser's typical portfolio investments. These characteristics may include capitalization size, growth and profitability measures, valuation measures, economic sector weightings, and earnings and price volatility statistics. The allocations between the sub-advisers will vary over time according to prospective returns and risks associated with the various investment styles.

Up to 15% of the fund's total assets may be invested in equity securities of emerging markets issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

The portion of the fund's assets managed by Nuveen Asset Management are used to facilitate cash flows to and from the other sub-advisers, meet redemption requests, and pay fund expenses. Nuveen Asset Management may also utilize these assets to increase the fund's exposure to certain companies, industry sectors, countries, regions, or investment styles, and for such other reasons as it deems advisable. Nuveen Asset Management may invest these assets in equity securities issued by U.S. and non-U.S. companies (up to 10% of the fund's total assets), derivatives, investment companies and money market instruments and other short-term securities.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Additional Expenses—When the fund invests in other investment companies, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the other investment companies.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Mid-Cap Stock Risk—Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Multi-Manager Risk—Each sub-adviser makes investment decisions independently and it is possible that the security selection process of the sub-advisers may not complement one another. The sub-advisers selected may underperform the market generally or other sub-advisers that could have been selected.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Small-Cap Stock Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may difficult to sell small-cap stocks at the desired time and price.

Fund Performance

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class I shares.The performance of other share classes will differ due to their different expense structures.

Class I Annual Total Return[1]

[1]	Performance presented prior to 9/24/01 represents that of the Firstar International Growth Fund, a series of Firstar Funds, Inc., which, together with Firstar International Value Fund, merged into the fund on that date.

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 22.36% and -20.15%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over different time periods to that of the Morgan Stanley Capital International Europe, Australasia, Far East Index, the fund's benchmark index, which is a broad measure of market performance. The Morgan Stanley Capital International Europe, Australasia, Far East Index is an unmanaged index of common stocks in Europe, Australia, and the Far East. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I shares; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Average Annual Total Returns for the Periods Ended December 31, 2010[1,2]

Average Annual Total Returns Nuveen International Fund		Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A	[1][2]	May 2, 1994	0.31%	0.85%	0.82%
Class B	[1][2]	Mar 6, 1995	0.64%	1.09%	0.65%
Class C	[1][2]	Sep 24, 2001	5.59%	1.30%		4.99%
Class C Morgan Stanley Capital International Europe, Australasia, Far East Index (reflects no deduction for fees, expenses, or taxes)	[1][2]					8.33%
Class R3	[1][2]	Apr 24, 1994	6.17%	1.83%	1.20%
Class I		Apr 4, 1994	6.72%	2.31%	1.67%
Class I (return after taxes on distributions)	[1][2]		6.79%	2.09%	1.70%
Class I (return after taxes on distributions and sale of fund shares)	[1][2]		4.67%	2.27%	1.76%
Morgan Stanley Capital International Europe, Australasia, Far East Index (reflects no deduction for fees, expenses, or taxes)	[1][2]		8.21%	2.94%	3.94%
[1]	Performance presented prior to 9/24/01 represents that of the Firstar International Growth Fund, a series of Firstar Funds, Inc., which, together with Firstar International Value Fund, merged into the fund on that date.
[2]	Prior to 11/3/08, the fund's assets were managed by different sub-advisers.

Nuveen International Select Fund
Investment Objective
The investment objective of the fund is long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen International Select Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fees		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen International Select Fund		Class A	Class C	Class R3	Class I
Management Fees		1.03%	1.03%	1.03%	1.03%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses	[1]	0.20%	0.20%	0.20%	0.20%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[2]	1.50%	2.25%	1.75%	1.25%
[1]	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate.
[2]	The fund's adviser has contractually agreed to waive fees and reimburse other fund expenses through February 29, 2012, so that total annual fund operating expenses, after waivers and excluding acquired fund fees and expenses, do not exceed 1.49%, 2.24%, 1.74%, and 1.24%, respectively, for Class A, Class C, Class R3, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example Nuveen International Select Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	719	228	178	127
3 Years	1,022	703	551	397
5 Years	1,346	1,205	949	686
10 Years	2,263	2,585	2,062	1,511

No Redemption
Expense Example, No Redemption Nuveen International Select Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	719	228	178	127
3 Years	1,022	703	551	397
5 Years	1,346	1,205	949	686
10 Years	2,263	2,585	2,062	1,511

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year ended, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in equity securities of foreign issuers that trade in U.S. or foreign markets, depositary receipts representing shares of foreign issuers, and exchange-traded funds and other investment companies ("investment companies") that provide exposure to foreign issuers. The fund considers an issuer to be foreign if it is organized, domiciled, or has a principal place of business outside the United States. The fund diversifies its investments among a number of different countries throughout the world and may invest in companies of any size.

The fund employs a "multi-style, multi-manager" approach whereby one of the fund's sub-advisers, Nuveen Asset Management, allocates portions of the fund's assets among the different sub-advisers (including itself) who employ distinct investment styles. The fund uses the following principal investment styles, which are intended to complement one another:

•

Growth Style emphasizes investments in equity securities of companies with superior growth characteristics, including superior profitability, secular growth, sustainable competitive advantage, and strong capital structure.

•

Value Style emphasizes investments in equity securities of companies trading below intrinsic valuations with stable returns and companies trading at steep discounts to intrinsic valuations with catalysts for an improvement in returns.

•

Emerging Markets Style emphasizes investments in equity securities of companies whose principal activities are located in emerging market countries that are believed to be undervalued based on their earnings, cash flow or asset values. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International, Inc.

When determining how to allocate the fund's assets among sub-advisers, Nuveen Asset Management considers a variety of factors. These factors include a sub-adviser's investment style and performance record, as well as the characteristics of the sub-adviser's typical portfolio investments. These characteristics may include capitalization size, growth and profitability measures, valuation measures, economic sector weightings, and earnings and price volatility statistics. The allocations among the sub-advisers will vary over time according to prospective returns and risks associated with the various investment styles.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

The portion of the fund's assets managed by Nuveen Asset Management are used to facilitate cash flows to and from the other sub-advisers, meet redemption requests, and pay fund expenses. Nuveen Asset Management may also utilize these assets to increase the fund's exposure to certain companies, industry sectors, countries, regions, or investment styles, and for such other reasons as it deems advisable. Nuveen Asset Management may invest these assets in equity securities issued by U.S. and non-U.S. companies (up to 10% of the fund's total assets), derivatives, investment companies, and money market instruments and other short-term securities.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Additional Expenses—When the fund invests in other investment companies, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the investment companies.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Mid-Cap Stock Risk—Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Multi-Manager Risk—Each sub-adviser makes investment decisions independently and it is possible that the security selection process of the sub-advisers may not complement one another. The sub-advisers selected may underperform the market generally or other sub-advisers that could have been selected.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Small-Cap Stock Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may difficult to sell small-cap stocks at the desired time and price.

Fund Performance

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares. The performance of other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

During the four-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 24.92% and -21.70%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Morgan Stanley Capital International All Country World Investable Market Index ex USA, the fund's benchmark index, which is a broad measure of market performance. The Morgan Stanley Capital International All Country World Investable Market Index ex USA is an unmanaged index that tracks the performance of small-, mid-, and large-capitalization stocks of non-U.S. companies representing developed and emerging markets around the world that collectively comprise most foreign stock markets. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns Nuveen International Select Fund	Inception Date	1 Year	Since Inception
Class A	Dec 21, 2006	4.14%	(0.42%)
Class A (return after taxes on distributions)		4.21%	(0.46%)
Class A (return after taxes on distributions and sale of fund shares)		2.96%	(0.23%)
Class C	Dec 21, 2006	9.67%	0.30%
Class R3	Dec 21, 2006	10.23%	0.80%
Class I	Dec 21, 2006	10.81%	1.31%
Morgan Stanley Capital International All Country World Investable Market Index ex USA (reflects no deduction for fees, expenses, or taxes)		13.17%	1.03%

Nuveen Equity Index Fund
Investment Objective
The investment objective of the fund is to provide investment results that correspond to the performance of the Standard & Poor's 500® Index (S&P 500 Index).
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Equity Index Fund (USD $)		Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	5.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Exchange Fees		none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15	none	15
[1]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Equity Index Fund		Class A	Class B	Class C	Class R3	Class I
Management Fees		0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none
Other Expenses	[1]	0.14%	0.14%	0.14%	0.14%	0.14%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		0.67%	1.42%	1.42%	0.92%	0.42%
Fee Waivers and Expense Reimbursements		(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	0.63%	1.38%	1.38%	0.88%	0.38%
[1]	Other Expenses have been restated to reflect current contractual fees and the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator.
[2]	The fund's adviser has contractually agreed to waive fees and reimburse other fund expenses through February 29, 2012, so that total annual fund operating expenses, after waivers and excluding acquired fund fees and expenses, do not exceed 0.62%, 1.37%, 1.37%, 0.87%, and 0.37%, respectively, for Class A, Class B, Class C, Class R3, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example Nuveen Equity Index Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	64	640	140	90	39
3 Years	210	745	445	289	131
5 Years	369	873	773	505	231
10 Years	831	1,494	1,699	1,128	526

No Redemption
Expense Example, No Redemption Nuveen Equity Index Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	64	140	140	90	39
3 Years	210	445	445	289	131
5 Years	369	773	773	505	231
10 Years	831	1,494	1,699	1,128	526

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund generally invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 500 Index. The S&P 500 Index is an unmanaged market-value weighted index consisting of 500 stocks chosen for market size, liquidity, sector performance and other factors. The index tracks the performance of the large cap U.S. equity market. Reconstitution of the index occurs both on a quarterly and ongoing basis. As of December 31, 2010, market capitalizations of companies in the S&P 500 Index ranged from approximately  $1.3 billion to  $368.7 billion.

The fund's sub-adviser believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500 Index.

Because the fund may not always hold all of the stocks included in the S&P 500 Index, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's sub-adviser believes there should be a close correlation between the fund's performance and that of the S&P 500 Index in both rising and falling markets. The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500 Index. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund may invest in stock index futures contracts, options on stock indices, and options on stock index futures ("derivatives") on the S&P 500 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500 Index, and to reduce transaction costs.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Failure to Match Index Performance—The fund may not replicate the performance of the S&P 500 Index.

Fund Performance
The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.The performance of the other share classes will differ due to their different expense structures.

Class A Annual Total Return

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 15.79% and –22.00%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Standard & Poor's 500® Index, the fund's benchmark index, which is a broad measure of market performance. The Standard & Poor's 500® Index is an unmanaged market-capitalization weighted index based on the average weighted performance of 500 widely held large-cap common stocks. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns Nuveen Equity Index Fund	Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A	Dec 14, 1992	14.40%	1.83%	0.92%
Class A (return after taxes on distributions)		13.12%	1.30%	0.53%
Class A (return after taxes on distributions and sale of fund shares)		11.00%	1.55%	0.72%
Class B	Aug 15, 1994	8.54%	0.89%	0.16%
Class C	Feb 1, 1999	13.52%	1.08%	0.16%
Class R3	Sep 24, 2001	14.10%	1.58%		3.77%
Class R3 Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)					4.47%
Class I	Feb 4, 1994	14.69%	2.09%	1.17%
Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%

Nuveen Mid Cap Index Fund
Investment Objective
The investment objective of the fund is to provide investment results that correspond to the performance of the Standard & Poor's MidCap 400® Composite Index (S&P MidCap 400 Index).
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Mid Cap Index Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fees		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Mid Cap Index Fund		Class A	Class C	Class R3	Class I
Management Fees		0.34%	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses	[1]	0.22%	0.22%	0.22%	0.22%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		0.84%	1.59%	1.09%	0.59%
Fee Waivers and Expense Reimbursements		(0.06%)	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	0.78%	1.53%	1.03%	0.53%
[1]	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate.
[2]	The fund's adviser has contractually agreed to waive fees and reimburse other fund expenses through February 29, 2012, so that total annual fund operating expenses, after waivers and excluding acquired fund fees and expenses, do not exceed 0.75%, 1.50%, 1.00%, and 0.50%, respectively, for Class A, Class C, Class R3, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example Nuveen Mid Cap Index Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	80	156	105	54
3 Years	262	496	341	183
5 Years	460	860	595	323
10 Years	1,032	1,884	1,323	732

No Redemption
Expense Example, No Redemption Nuveen Mid Cap Index Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	80	156	105	54
3 Years	262	496	341	183
5 Years	460	860	595	323
10 Years	1,032	1,884	1,323	732

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year ended, the fund's portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund generally invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P MidCap 400 Index. This index is an unmanaged market-value weighted index consisting of 400 stocks chosen for market size, liquidity, sector representation and other factors that represents the mid range sector of the U.S. stock market. Reconstitution of the index occurs both on a quarterly and ongoing basis. As of December 31, 2010, market capitalizations of companies in the S&P MidCap 400 Index ranged from approximately  $460 million to  $9.2 billion.

The fund's sub-adviser believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P MidCap 400 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P MidCap 400 Index.

Because the fund may not always hold all of the stocks included in the S&P MidCap 400 Index, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's sub-adviser believes there should be a close correlation between the fund's performance and that of the S&P MidCap 400 Index in both rising and falling markets. The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P MidCap 400 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P MidCap 400 Index. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund may invest in stock index futures contracts, options on stock indices, and options on stock index futures ("derivatives") on the S&P MidCap 400 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P MidCap 400 Index, and to reduce transaction costs.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Failure to Match Index Performance—The fund may not replicate the performance of the S&P 400 Index.

Mid-Cap Stock Risk—Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Fund Performance

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures.

Class A Annual Total Return[1]

[1]	Performance presented prior to 9/24/01 represents that of the Firstar Mid Cap Index Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 19.81% and -25.52%, respectively, for the quarters ended September 30, 2009 and December 31, 2008.

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Standard & Poor's MidCap 400® Index, the fund's benchmark index, which is a broad measure of market performance. The Standard & Poor's MidCap 400® Index is an unmanaged market value weighted index of 400 mid-cap companies. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns Nuveen Mid Cap Index Fund		Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A	[1]	Nov 4, 1999	25.75%	5.22%	6.41%
Class A (return after taxes on distributions)	[1]		25.64%	4.32%	5.55%
Class A (return after taxes on distributions and sale of fund shares)	[1]		16.89%	4.30%	5.35%
Class C	[1]	Sep 24, 2001	24.83%	4.45%		8.66%
Class C Standard & Poors MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	[1]					10.16%
Class R3	[1]	Nov 27, 2000	25.39%	4.94%	6.22%
Class I	[1]	Nov 4, 1999	26.02%	5.48%	6.67%
Standard & Poors MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	[1]		26.64%	5.73%	7.16%
[1]	Performance presented prior to 9/24/01 represents that of the Firstar Mid Cap Index Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.

Nuveen Small Cap Index Fund
Investment Objective
The investment objective of the fund is to provide investment results that correspond to the performance of the Russell 2000 Index.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Small Cap Index Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fees		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Small Cap Index Fund		Class A	Class C	Class R3	Class I
Management Fees		0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses	[1]	0.60%	0.60%	0.60%	0.60%
Acquired Fund Fees and Expenses		0.06%	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses		1.26%	2.01%	1.51%	1.01%
Fee Waivers and Expense Reimbursements		(0.37%)	(0.37%)	(0.37%)	(0.37%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	0.89%	1.64%	1.14%	0.64%
[1]	Other Expenses have been restated to reflect current contractual fees and the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator.
[2]	The fund's adviser has contractually agreed to waive fees and reimburse other fund expenses through February 29, 2012, so that total annual fund operating expenses, after waivers and excluding acquired fund fees and expenses, do not exceed 0.83%, 1.58%, 1.08%, and 0.58%, respectively, for Class A, Class C, Class R3, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example Nuveen Small Cap Index Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	91	167	116	65
3 Years	363	595	441	285
5 Years	656	1,049	789	522
10 Years	1,490	2,308	1,770	1,203

No Redemption
Expense Example, No Redemption Nuveen Small Cap Index Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	91	167	116	65
3 Years	363	595	441	285
5 Years	656	1,049	789	522
10 Years	1,490	2,308	1,770	1,203

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund generally invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). Reconstitution of the index occurs annually. As of December 31, 2010, market capitalizations of companies in the Russell 2000 Index ranged from approximately  $24 million to  $5.0 billion.

The fund's sub-adviser believes that the fund's objective can best be achieved by investing in common stocks of at least 90% of the issues included in the Russell 2000 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the Russell 2000 Index.

Because the fund may not always hold all of the stocks included in the Russell 2000 Index, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's sub-adviser believes there should be a close correlation between the fund's performance and that of the Russell 2000 Index in both rising and falling markets. The fund will attempt to achieve a correlation between the performance of its portfolio and that of the Russell 2000 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the Russell 2000 Index. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund may invest in stock index futures contracts, options on stock indices, and options on stock index futures ("derivatives") on the Russell 2000 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the Russell 2000 Index, and to reduce transaction costs.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Failure to Match Index Performance—The fund may not replicate the performance of the Russell 2000 Index.

Small-Cap Stock Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price.

Fund Performance

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.The performance of the other share classes will differ due to their different expense structures.

Class A Annual Total Return[1]

[1]	Performance presented prior to 9/24/01 represents that of the Firstar Small Cap Index Fund, a series of Firstar Funds, Inc., which merged into the fund on that date. The Firstar Small Cap Index Fund was organized on 12/11/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 22.96% and –25.79%, respectively, for the quarters ended June 30, 2003 and December 31, 2008.

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Russell 2000 Index, the fund's benchmark index, which is a broad measure of market performance. The Russell 2000 Index is an unmanaged small-cap index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns Nuveen Small Cap Index Fund		Inception Date	1 Year	5 Years	10 Years	Since Inception
Class A	[1]	Dec 30, 1998	26.20%	4.05%	5.95%
Class A (return after taxes on distributions)	[1]		26.09%	2.59%	4.94%
Class A (return after taxes on distributions and sale of fund shares)	[1]		17.16%	3.17%	4.94%
Class C	[1]	Sep 24, 2001	25.15%	3.26%		7.35%
Class R3	[1]	Dec 30, 1998	25.72%	3.76%	5.71%
Class I	[1]	Dec 30, 1998	26.41%	4.31%	6.18%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	[1]		26.85%	4.47%	6.33%	9.12%
[1]	Performance presented prior to 9/24/01 represents that of the Firstar Small Cap Index Fund, a series of Firstar Funds, Inc., which merged into the fund on that date. The Firstar Small Cap Index Fund was organized on 12/11/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.

Nuveen Quantitative Large Cap Core Fund
Investment Objective
The investment objective of the fund is to provide, over the long term, a total return that exceeds the total return of the Standard & Poor's 500® Index (S&P 500 Index).
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Quantitative Large Cap Core Fund (USD $)		Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Exchange Fees		none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Quantitative Large Cap Core Fund		Class A	Class C	Class I
Management Fees		0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.23%	0.23%	0.23%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		0.99%	1.74%	0.74%
Fee Waivers and Expense Reimbursements		(0.28%)	(0.28%)	(0.28%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	0.71%	1.46%	0.46%
[1]	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate.
[2]	The fund's adviser has contractually agreed to waive fees and reimburse other fund expenses through February 29, 2012, so that total annual fund operating expenses, after waivers and excluding any acquired fund fees and expenses, do not exceed 0.70%, 1.45%, and 0.45%, respectively, for Class A, Class C, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example Nuveen Quantitative Large Cap Core Fund (USD $)	Class A	Class C	Class I
1 Year	73	149	47
3 Years	287	521	208
5 Years	520	918	384
10 Years	1,188	2,029	892

No Redemption
Expense Example, No Redemption Nuveen Quantitative Large Cap Core Fund (USD $)	Class A	Class C	Class I
1 Year	73	149	47
3 Years	287	521	208
5 Years	520	918	384
10 Years	1,188	2,029	892

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 142% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks of large-capitalization companies. The fund defines large-capitalization companies as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies in the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 stocks chosen for market size, liquidity and industry group representation, with a focus on the large cap segment of the market. The market capitalizations of companies in the S&P 500 Index ranged from approximately  $1.3 billion to  $368.7 billion as of December 31, 2010, with an average market capitalization of approximately  $22.9 billion. Although the fund may from time to time emphasize smaller or larger capitalization companies within this range as a result of the quantitative process discussed below, the sub-adviser anticipates that generally the fund's capitalization weightings will be similar to those of the S&P 500 Index. The fund's investments may include common stocks of foreign issuers which are listed on a U.S. stock exchange.

The fund is actively managed using a proprietary quantitative process which projects a stock's performance based upon a variety of factors, such as the stock's growth or value style, market capitalization, earnings volatility, earnings yield, financial leverage and currency sensitivity. This process tracks the historical performance of each of these factors against relevant economic and market variables, and then determines how each of the factors is expected to perform given today's economic conditions. The process then measures the relative sensitivity of each of the stocks in the fund's investable universe to the various factors and projects each stock's performance based on this sensitivity. Stocks are selected for purchase or sale using an optimization formula which is designed to maximize the fund's overall projected return within the constraints that have been established to limit the fund's tracking error as compared to the S&P 500 Index.

The fund may buy and sell stock index futures contracts. The fund may use futures contracts to manage market or business risk or enhance the fund's return. The fund may also invest in exchange-traded funds in order to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Quantitative Management Risk—Because the fund is actively managed using the quantitative process described above, the fund could underperform other mutual funds with similar investment objectives.

Additional Expenses—When the fund invests in exchange-traded funds, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the exchange-traded funds.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Foreign Security Risk—Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with securities of domestic issuers. For example, prices of such securities are influenced by currency fluctuations, and political or social instability or diplomatic developments in the issuer's country could adversely affect the securities.

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

Fund Performance

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.The performance of the other share classes will differ due to their different expense structures.

Class A Annual Total Return

During the three-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 14.99% and –20.58%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Standard & Poor's 500® Index, the fund's benchmark index, which is a broad measure of market performance. The Standard & Poor's 500® Index is an unmanaged market-capitalization weighted index based on the average weighted performance of 500 widely held large-cap common stocks. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns Nuveen Quantitative Large Cap Core Fund	Inception Date	1 Year	Since Inception
Class A	Jul 31, 2007	13.93%	(2.50%)
Class A (return after taxes on distributions)		13.72%	(2.80%)
Class A (return after taxes on distributions and sale of fund shares)		9.32%	(2.17%)
Class C	Jul 31, 2007	13.17%	(3.21%)
Class I	Jul 31, 2007	14.30%	(2.25%)
Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)		15.06%	(2.00%)

Nuveen Tactical Market Opportunities Fund
Investment Objective
The investment objective of the fund is to earn a positive total return over a reasonable period of time, regardless of market conditions.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Tactical Market Opportunities Fund (USD $)		Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Exchange Fees		none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Tactical Market Opportunities Fund		Class A	Class C	Class I
Management Fees		0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		2.36%	2.36%	2.36%
Acquired Fund Fees and Expenses		0.19%	0.19%	0.19%
Total Annual Fund Operating Expenses		3.60%	4.35%	3.35%
Fee Waivers and Expense Reimbursements	[1]	(2.21%)	(2.21%)	(2.21%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.39%	2.14%	1.14%
[1]	The fund's adviser has contractually agreed to waive fees and reimburse other fund expenses through February 29, 2012, so that total annual fund operating expenses, after waivers and excluding acquired fund fees and expenses, do not exceed 1.20%, 1.95%, and 0.95%, respectively, for Class A, Class C, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example Nuveen Tactical Market Opportunities Fund (USD $)	Class A	Class C	Class I
1 Year	708	217	116
3 Years	1,421	1,118	824
5 Years	2,154	2,030	1,555
10 Years	4,079	4,364	3,490

No Redemption
Expense Example, No Redemption Nuveen Tactical Market Opportunities Fund (USD $)	Class A	Class C	Class I
1 Year	708	217	116
3 Years	1,421	1,118	824
5 Years	2,154	2,030	1,555
10 Years	4,079	4,364	3,490

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal period, the fund's portfolio turnover rate was 156% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund will seek to outperform the Merrill Lynch 3 Month Treasury Bill Index (the "Treasury Bill Index") by 400 basis points, or 4%, on an annualized basis. The Treasury Bill Index is comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month. At the end of the month, that issue is sold and rolled into a newly selected issue. U.S. Treasury bills are backed by the full faith and credit of the U.S. government, and are generally considered a risk free investment. Investing in the fund, on the other hand, involves certain risks, including the risk of loss. In addition, an investment in the fund will be more volatile than an investment in U.S. Treasury bills. The fund's portfolio managers will manage volatility by attempting to limit the fund's tracking error relative to the Treasury Bill Index to a level consistent with achieving the return that the fund is seeking.

The fund seeks to outperform the Treasury Bill Index over a reasonable period of time, although there is no guarantee that it will be able to do so. Over shorter periods of time, investment returns will fluctuates as market conditions vary and may be lower than those of the Treasury Bill Index. Thus, the fund is designed for investors with longer term investment horizons – generally at least three years or more.

The fund seeks to achieve its objective by investing its assets across the following asset classes:

•	U.S., international and emerging market equity securities,
•	U.S., international and emerging market debt securities, including high-yield debt securities,
•	Commodities,
•	Currencies, and
•	High quality, short-term debt securities and money market funds.

The fund generally gains exposure to the above asset classes by investing in derivative instruments and exchange-traded funds ("ETFs"), except that the fund invests directly in U.S. Treasury obligations, foreign government obligations that have an investment grade rating from at least one rating agency and money market funds.

The fund will use derivative instruments such as options; futures contracts, including futures on equity and commodities indices, interest rate and currency futures; options on futures contracts; interest rate caps and floors; foreign currency contracts; options on foreign currencies; interest rate, total return, currency and credit default swaps; and options on the foregoing types of swap agreements. Derivatives may be entered into on established exchanges, either in the U.S. or in foreign countries, or through privately negotiated transactions referred to as over-the-counter derivatives. In using derivatives, the fund may take both long positions (the values of which move in the same direction as the prices of the underlying investment, pool of investments, index or currency) and short positions (the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency).

The fund's sub-adviser may allocate the fund's assets among the different asset classes in different proportions at different times. The fund is not required to allocate its investments among the asset classes in any fixed proportion, nor is it limited by investment style or by the issuer's location, size, market capitalization or industry sector. The fund may have none or some of its assets invested in each asset class in relative proportions that change over time based on market and economic conditions.

The sub-adviser allocates assets among the various asset classes based on its forecasted returns and its risk assessment for each asset class. The sub-adviser will seek to take advantage of both investment opportunities that are believed to have a high probability of success (long investment) and a high probability of failure (short investment). The sub-adviser regularly assesses and manages the overall risk profile of the fund's portfolio, based on the fund's exposure to each asset class, the volatility of the asset classes, and the correlation of returns among the different asset classes.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money.An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Additional Expenses—When the fund invests in other investment companies, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the other investment companies.

Asset Allocation Risk—The fund is actively managed and its performance therefore will reflect in part the sub-advisor's ability to make asset allocation and other investment decisions to achieve the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

Commodities Risk—Commodities markets historically have been extremely volatile, and the performance of securities that provide exposure to those markets therefore also may be highly volatile.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Credit Risk—The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Debt Securities Risk—The fund's investments in instruments providing exposure to bond markets and in U.S. Treasury obligations are subject to the following principal risks:

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

ETF and Money Market Fund Risks—An ETF is subject to the risks of the underlying securities that it holds. In addition, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index and the fund will indirectly bear its proportionate share of any management fees and other expenses paid by the ETFs and money market funds in which it invests.

Frequent Trading Risk—Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities, which may detract from the fund's performance.

Interest Rate Risk—Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk—The fund may invest in instruments providing exposure to securities that have little or no active trading market and/or that trade in lower volumes. In such a market, the value of such securities may be highly volatile and may fall dramatically.

Non-Investment Grade Securities Risk—Non-investment grade securities, commonly called "high-yield" securities or "junk bonds," generally are less liquid, have more volatile prices, and carry more risk to principal than investment grade securities.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Fund Performance

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class I shares.
Class I Annual Total Return

During the one-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 4.45% and -0.20%, respectively, for the quarters ended September 30, 2010 and June 30, 2010.

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index, the fund's benchmark index, which is a broad measure of market performance. The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index that is comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The performance information reflects fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only.

You own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

The expense information for Class A and Class C shares for periods prior to when Class A and Class C shares were offered by the fund are estimated based on the actual expenses of the fund's other share classes.

Performance is not shown for Class A or Class C shares, which have not been offered for a full calendar year.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns Nuveen Tactical Market Opportunities Fund	Inception Date	1 Year	Since Inception
Class I	Dec 30, 2009	5.92%	5.69%
Class I (return after taxes on distributions)		5.63%	5.40%
Class I (return after taxes on distributions and sale of fund shares)		3.91%	4.70%
Class I Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees expenses, or taxes)			0.12%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees expenses, or taxes)		0.13%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN INVESTMENT FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000820892
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Nuveen Equity Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.78%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	685
3 Years	rr_ExpenseExampleYear03	919
5 Years	rr_ExpenseExampleYear05	1,172
10 Years	rr_ExpenseExampleYear10	1,892
1 Year	rr_ExpenseExampleNoRedemptionYear01	685
3 Years	rr_ExpenseExampleNoRedemptionYear03	919
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,172
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,892
Annual Return 2001	rr_AnnualReturn2001	(4.37%)
Annual Return 2002	rr_AnnualReturn2002	(18.13%)
Annual Return 2003	rr_AnnualReturn2003	26.30%
Annual Return 2004	rr_AnnualReturn2004	8.88%
Annual Return 2005	rr_AnnualReturn2005	4.65%
Annual Return 2006	rr_AnnualReturn2006	19.62%
Annual Return 2007	rr_AnnualReturn2007	6.53%
Annual Return 2008	rr_AnnualReturn2008	(32.30%)
Annual Return 2009	rr_AnnualReturn2009	24.05%
Annual Return 2010	rr_AnnualReturn2010	17.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 18, 1992
1 Year	rr_AverageAnnualReturnYear01	10.27%
5 Years	rr_AverageAnnualReturnYear05	3.38%
10 Years	rr_AverageAnnualReturnYear10	2.89%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Equity Income Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	1.94%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Equity Income Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.12%
5 Years	rr_AverageAnnualReturnYear05	2.81%
10 Years	rr_AverageAnnualReturnYear10	2.19%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Equity Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.78%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
1 Year	rr_ExpenseExampleYear01	693
3 Years	rr_ExpenseExampleYear03	897
5 Years	rr_ExpenseExampleYear05	1,126
10 Years	rr_ExpenseExampleYear10	2,027
1 Year	rr_ExpenseExampleNoRedemptionYear01	193
3 Years	rr_ExpenseExampleNoRedemptionYear03	597
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,026
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,027
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1994
1 Year	rr_AverageAnnualReturnYear01	11.15%
5 Years	rr_AverageAnnualReturnYear05	3.65%
10 Years	rr_AverageAnnualReturnYear10	2.72%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Equity Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.78%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
1 Year	rr_ExpenseExampleYear01	193
3 Years	rr_ExpenseExampleYear03	597
5 Years	rr_ExpenseExampleYear05	1,026
10 Years	rr_ExpenseExampleYear10	2,222
1 Year	rr_ExpenseExampleNoRedemptionYear01	193
3 Years	rr_ExpenseExampleNoRedemptionYear03	597
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,026
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,222
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 1999
1 Year	rr_AverageAnnualReturnYear01	16.25%
5 Years	rr_AverageAnnualReturnYear05	3.83%
10 Years	rr_AverageAnnualReturnYear10	2.72%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Equity Income Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.78%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	443
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	1,680
1 Year	rr_ExpenseExampleNoRedemptionYear01	143
3 Years	rr_ExpenseExampleNoRedemptionYear03	443
5 Years	rr_ExpenseExampleNoRedemptionYear05	766
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,680
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2001
1 Year	rr_AverageAnnualReturnYear01	16.68%
5 Years	rr_AverageAnnualReturnYear05	4.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.27%
Nuveen Equity Income Fund | Class R3 | Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Nuveen Equity Income Fund | Class R3 | Custom Benchmark-Standard & Poor's 500 Dividend Only Stocks (reflects no deduction for fees, expenses,or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Nuveen Equity Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.78%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,108
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	287
5 Years	rr_ExpenseExampleNoRedemptionYear05	498
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,108
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 2, 1994
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Equity Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund's sub-adviser believes are characterized by the ability to pay above average dividends, the ability to finance expected growth, and strong management.The fund's sub-adviser will generally sell a security if the security is no longer expected to meet the sub-adviser's dividend or growth expectations or if a better alternative exists in the marketplace.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher-growth equity securities if the sub-adviser believes they will help balance the portfolio. The fund's equity securities include common stocks, convertible preferred stocks, and corporate debt securities that are convertible into common stocks. All such equity securities will provide current income at the time of purchase.

The fund invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the fund's total assets may be invested in equity securities of emerging market issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Credit Risk—The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Interest Rate Risk—Interest rate increases can cause the value of debt securities to decrease.

Non-Investment Grade Securities Risk—Non-investment grade securities, commonly called "high-yield" securities or "junk bonds," generally are less liquid, have more volatile prices, and carry more risk to principal than investment grade securities.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 16.68% and -17.11%, respectively, for the quarters ended June 30, 2003 and December 31, 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance information reflects sales charges and fund expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Standard & Poor's 500® Index, the fund's benchmark index, which is a broad measure of market performance, and to that of the Standard & Poor's 500® Dividend Only Stocks benchmark. The Standard & Poor's 500® Index is an unmanaged market-capitalization weighted index based on the average weighted performance of 500 widely held large-cap common stocks. The Standard & Poor's 500® Dividend Only Stocks benchmark is a custom benchmark composed of companies in the Standard & Poor's 500® Index that have an indicated annual dividend. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Nuveen Equity Income Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Equity Income Fund | Custom Benchmark-Standard & Poor's 500 Dividend Only Stocks (reflects no deduction for fees, expenses,or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.73%
5 Years	rr_AverageAnnualReturnYear05	1.86%
10 Years	rr_AverageAnnualReturnYear10	1.79%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Large Cap Growth Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[5]
Management Fees	rr_ManagementFeesOverAssets	0.83%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	694
3 Years	rr_ExpenseExampleYear03	946
5 Years	rr_ExpenseExampleYear05	1,217
10 Years	rr_ExpenseExampleYear10	1,989
1 Year	rr_ExpenseExampleNoRedemptionYear01	694
3 Years	rr_ExpenseExampleNoRedemptionYear03	946
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,217
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,989
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 9, 1995	[8]
1 Year	rr_AverageAnnualReturnYear01	15.13%	[8]
5 Years	rr_AverageAnnualReturnYear05	3.26%	[8]
10 Years	rr_AverageAnnualReturnYear10	(0.21%)	[8]
Since Inception	rr_AverageAnnualReturnSinceInception		[8]
Nuveen Large Cap Growth Opportunities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[5]
Management Fees	rr_ManagementFeesOverAssets	0.83%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
1 Year	rr_ExpenseExampleYear01	702
3 Years	rr_ExpenseExampleYear03	924
5 Years	rr_ExpenseExampleYear05	1,173
10 Years	rr_ExpenseExampleYear10	2,123
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	624
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,123
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 1999	[8]
1 Year	rr_AverageAnnualReturnYear01	16.26%	[8]
5 Years	rr_AverageAnnualReturnYear05	3.54%	[8]
10 Years	rr_AverageAnnualReturnYear10	(0.37%)	[8]
Since Inception	rr_AverageAnnualReturnSinceInception		[8]
Nuveen Large Cap Growth Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[5]
Management Fees	rr_ManagementFeesOverAssets	0.83%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
1 Year	rr_ExpenseExampleYear01	202
3 Years	rr_ExpenseExampleYear03	624
5 Years	rr_ExpenseExampleYear05	1,073
10 Years	rr_ExpenseExampleYear10	2,317
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	624
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,317
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2001	[8]
1 Year	rr_AverageAnnualReturnYear01	21.23%	[8]
5 Years	rr_AverageAnnualReturnYear05	3.70%	[8]
10 Years	rr_AverageAnnualReturnYear10		[8]
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%	[8]
Nuveen Large Cap Growth Opportunities Fund | Class C | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.42%	[8]
Nuveen Large Cap Growth Opportunities Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[5]
Management Fees	rr_ManagementFeesOverAssets	0.83%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
1 Year	rr_ExpenseExampleYear01	152
3 Years	rr_ExpenseExampleYear03	471
5 Years	rr_ExpenseExampleYear05	813
10 Years	rr_ExpenseExampleYear10	1,779
1 Year	rr_ExpenseExampleNoRedemptionYear01	152
3 Years	rr_ExpenseExampleNoRedemptionYear03	471
5 Years	rr_ExpenseExampleNoRedemptionYear05	813
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,779
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 27, 2000	[8]
1 Year	rr_AverageAnnualReturnYear01	21.86%	[8]
5 Years	rr_AverageAnnualReturnYear05	4.22%	[8]
10 Years	rr_AverageAnnualReturnYear10	0.22%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception		[8]
Nuveen Large Cap Growth Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[5]
Management Fees	rr_ManagementFeesOverAssets	0.83%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
1 Year	rr_ExpenseExampleNoRedemptionYear01	101
3 Years	rr_ExpenseExampleNoRedemptionYear03	315
5 Years	rr_ExpenseExampleNoRedemptionYear05	547
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,213
Annual Return 2001	rr_AnnualReturn2001	(22.21%)	[9]
Annual Return 2002	rr_AnnualReturn2002	(25.08%)	[9]
Annual Return 2003	rr_AnnualReturn2003	24.20%	[9]
Annual Return 2004	rr_AnnualReturn2004	8.97%	[9]
Annual Return 2005	rr_AnnualReturn2005	7.09%	[9]
Annual Return 2006	rr_AnnualReturn2006	4.42%	[9]
Annual Return 2007	rr_AnnualReturn2007	17.57%	[9]
Annual Return 2008	rr_AnnualReturn2008	(37.27%)	[9]
Annual Return 2009	rr_AnnualReturn2009	33.72%	[9]
Annual Return 2010	rr_AnnualReturn2010	22.46%	[9]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.06%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 1992	[8]
1 Year	rr_AverageAnnualReturnYear01	22.46%	[8]
5 Years	rr_AverageAnnualReturnYear05	4.75%	[8]
10 Years	rr_AverageAnnualReturnYear10	0.63%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception		[8]
Nuveen Large Cap Growth Opportunities Fund | Class I | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.46%	[8]
5 Years	rr_AverageAnnualReturnYear05	4.38%	[8]
10 Years	rr_AverageAnnualReturnYear10	0.43%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception		[8]
Nuveen Large Cap Growth Opportunities Fund | Class I | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.60%	[8]
5 Years	rr_AverageAnnualReturnYear05	4.04%	[8]
10 Years	rr_AverageAnnualReturnYear10	0.50%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception		[8]
Nuveen Large Cap Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Large Cap Growth Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 106% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations of  $5 billion or greater at the time of purchase.

In selecting stocks, the fund's sub-adviser invests in companies that it believes exhibit the potential for superior growth based on factors such as above average growth in revenue and earnings, strong competitive position, strong management, and sound financial condition. The fund's sub-adviser will generally sell a stock if the stock hits its price target, the company's fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the fund's total assets may be invested in equity securities of emerging market issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Growth Stock Risk—There is the risk that growth stocks may underperform other types of stocks and the market as a whole. In addition, growth stocks can be more volatile than other types of stocks.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class I shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return[1]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class I shares.The performance of the other share classes will differ due to their different expense structures.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 16.61% and -21.06%, respectively, for the quarters ended September 30, 2010 and December 31, 2008.

Performance Table Heading	rr_PerformanceTableHeading
Average Annual Total Returns for the Periods Ended December 31, 2010

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance information reflects sales charges and fund expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Russell 1000 Growth Index, the fund's benchmark index, which is a broad measure of market performance. The Russell 1000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000 Index (a large-cap index) with higher price-to-book ratios and higher forecasted growth values. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Nuveen Large Cap Growth Opportunities Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%	[8]
5 Years	rr_AverageAnnualReturnYear05	3.75%	[8]
10 Years	rr_AverageAnnualReturnYear10	0.02%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception		[8]
Nuveen Large Cap Select Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[10]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.75%	[11]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	695
3 Years	rr_ExpenseExampleYear03	949
5 Years	rr_ExpenseExampleYear05	1,222
10 Years	rr_ExpenseExampleYear10	1,999
1 Year	rr_ExpenseExampleNoRedemptionYear01	695
3 Years	rr_ExpenseExampleNoRedemptionYear03	949
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,222
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,999
Annual Return 2004	rr_AnnualReturn2004	9.31%
Annual Return 2005	rr_AnnualReturn2005	8.90%
Annual Return 2006	rr_AnnualReturn2006	11.21%
Annual Return 2007	rr_AnnualReturn2007	5.33%
Annual Return 2008	rr_AnnualReturn2008	(41.21%)
Annual Return 2009	rr_AnnualReturn2009	31.75%
Annual Return 2010	rr_AnnualReturn2010	19.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2003
1 Year	rr_AverageAnnualReturnYear01	12.37%
5 Years	rr_AverageAnnualReturnYear05	0.39%
Since Inception	rr_AverageAnnualReturnSinceInception	5.74%
Nuveen Large Cap Select Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.37%
5 Years	rr_AverageAnnualReturnYear05	(0.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.93%
Nuveen Large Cap Select Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.04%
5 Years	rr_AverageAnnualReturnYear05	0.03%
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
Nuveen Large Cap Select Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[10]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.75%	[11]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
1 Year	rr_ExpenseExampleYear01	203
3 Years	rr_ExpenseExampleYear03	627
5 Years	rr_ExpenseExampleYear05	1,078
10 Years	rr_ExpenseExampleYear10	2,327
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	627
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,078
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,327
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2003
1 Year	rr_AverageAnnualReturnYear01	18.38%
5 Years	rr_AverageAnnualReturnYear05	0.77%
Since Inception	rr_AverageAnnualReturnSinceInception	5.70%
Nuveen Large Cap Select Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[10]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.75%	[11]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	474
5 Years	rr_ExpenseExampleYear05	818
10 Years	rr_ExpenseExampleYear10	1,791
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	474
5 Years	rr_ExpenseExampleNoRedemptionYear05	818
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,791
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2003
1 Year	rr_AverageAnnualReturnYear01	18.87%
5 Years	rr_AverageAnnualReturnYear05	1.35%
Since Inception	rr_AverageAnnualReturnSinceInception	6.29%
Nuveen Large Cap Select Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[10]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.75%	[11]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,225
1 Year	rr_ExpenseExampleNoRedemptionYear01	102
3 Years	rr_ExpenseExampleNoRedemptionYear03	318
5 Years	rr_ExpenseExampleNoRedemptionYear05	552
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,225
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 2003
1 Year	rr_AverageAnnualReturnYear01	19.48%
5 Years	rr_AverageAnnualReturnYear05	1.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.80%
Nuveen Large Cap Select Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Large Cap Select Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 140% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	140.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations of  $5 billion or greater at the time of purchase.

The sub-adviser will select companies based on a combination of value and growth objectives, seeking companies that meet at least two of the following criteria:

•	Attractively valued relative to other companies in the same industry or market.
•	Strong or improving cash flows, revenue and earnings growth, or other fundamentals.
•	Strong competitive position.
•	An identifiable catalyst that could increase the value of the company's stock over the next one or two years.

The fund's sub-adviser will generally sell a stock if the stock hits its price target, the company's fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the fund's total assets may be invested in equity securities of emerging market issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the seven-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 17.42% and -23.26%, respectively, for the quarters ended September 30, 2009 and December 31, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance information reflects sales charges and fund expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Standard & Poor's 500® Index, the fund's benchmark index, which is a broad measure of market performance. The Standard & Poor's 500® Index is an unmanaged market-capitalization weighted index based on the average weighted performance of 500 widely held large-cap common stocks. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Nuveen Large Cap Select Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	7.10%
Nuveen Large Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.74%	[12]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
1 Year	rr_ExpenseExampleYear01	691
3 Years	rr_ExpenseExampleYear03	937
5 Years	rr_ExpenseExampleYear05	1,202
10 Years	rr_ExpenseExampleYear10	1,957
1 Year	rr_ExpenseExampleNoRedemptionYear01	691
3 Years	rr_ExpenseExampleNoRedemptionYear03	937
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,202
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,957
Annual Return 2001	rr_AnnualReturn2001	(7.86%)
Annual Return 2002	rr_AnnualReturn2002	(20.95%)
Annual Return 2003	rr_AnnualReturn2003	25.44%
Annual Return 2004	rr_AnnualReturn2004	13.15%
Annual Return 2005	rr_AnnualReturn2005	6.97%
Annual Return 2006	rr_AnnualReturn2006	18.33%
Annual Return 2007	rr_AnnualReturn2007	4.32%
Annual Return 2008	rr_AnnualReturn2008	(35.82%)
Annual Return 2009	rr_AnnualReturn2009	17.78%
Annual Return 2010	rr_AnnualReturn2010	11.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 1987
1 Year	rr_AverageAnnualReturnYear01	4.71%
5 Years	rr_AverageAnnualReturnYear05	(0.46%)
10 Years	rr_AverageAnnualReturnYear10	0.78%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Large Cap Value Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.51%
5 Years	rr_AverageAnnualReturnYear05	(1.48%)
10 Years	rr_AverageAnnualReturnYear10	0.09%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Large Cap Value Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.32%
5 Years	rr_AverageAnnualReturnYear05	(0.54%)
10 Years	rr_AverageAnnualReturnYear10	0.53%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Large Cap Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.74%	[12]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
1 Year	rr_ExpenseExampleYear01	699
3 Years	rr_ExpenseExampleYear03	915
5 Years	rr_ExpenseExampleYear05	1,157
10 Years	rr_ExpenseExampleYear10	2,091
1 Year	rr_ExpenseExampleNoRedemptionYear01	199
3 Years	rr_ExpenseExampleNoRedemptionYear03	615
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,057
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,091
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1994
1 Year	rr_AverageAnnualReturnYear01	5.28%
5 Years	rr_AverageAnnualReturnYear05	(0.19%)
10 Years	rr_AverageAnnualReturnYear10	0.61%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Large Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.74%	[12]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
1 Year	rr_ExpenseExampleYear01	199
3 Years	rr_ExpenseExampleYear03	615
5 Years	rr_ExpenseExampleYear05	1,057
10 Years	rr_ExpenseExampleYear10	2,285
1 Year	rr_ExpenseExampleNoRedemptionYear01	199
3 Years	rr_ExpenseExampleNoRedemptionYear03	615
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,057
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,285
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 1999
1 Year	rr_AverageAnnualReturnYear01	10.27%
5 Years	rr_AverageAnnualReturnYear05	(0.04%)
10 Years	rr_AverageAnnualReturnYear10	0.60%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Large Cap Value Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.74%	[12]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
1 Year	rr_ExpenseExampleYear01	149
3 Years	rr_ExpenseExampleYear03	462
5 Years	rr_ExpenseExampleYear05	797
10 Years	rr_ExpenseExampleYear10	1,746
1 Year	rr_ExpenseExampleNoRedemptionYear01	149
3 Years	rr_ExpenseExampleNoRedemptionYear03	462
5 Years	rr_ExpenseExampleNoRedemptionYear05	797
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,746
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2001
1 Year	rr_AverageAnnualReturnYear01	10.80%
5 Years	rr_AverageAnnualReturnYear05	0.46%
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Nuveen Large Cap Value Fund | Class R3 | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	5.45%
Nuveen Large Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.74%	[12]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	306
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	1,178
1 Year	rr_ExpenseExampleNoRedemptionYear01	98
3 Years	rr_ExpenseExampleNoRedemptionYear03	306
5 Years	rr_ExpenseExampleNoRedemptionYear05	531
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,178
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 1994
1 Year	rr_AverageAnnualReturnYear01	11.40%
5 Years	rr_AverageAnnualReturnYear05	0.98%
10 Years	rr_AverageAnnualReturnYear10	1.62%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is capital appreciation. Current income is a secondary objective of the fund.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 135% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	135.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations of  $5 billion or greater at the time of purchase.

In selecting stocks, the fund's sub-adviser invests in companies that it believes are undervalued relative to other companies in the same industry or market, exhibit good or improving fundamentals, and exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years. The fund's sub-adviser will generally sell a stock if the stock hits its price target, the company's fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the fund's total assets may be invested in equity securities of emerging market issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Value Stock Risk—There is a risk that value stocks may underperform other types of stocks and the market as a whole. Value stocks can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Russell 1000 Value Index, the fund's benchmark index, which is a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 15.62% and -19.74%, respectively, for the quarters ended September 30, 2009 and December 31, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance information reflects sales charges and fund expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Russell 1000 Value Index, the fund's benchmark index, which is a broad measure of market performance. The Russell 1000 Value Index is an unmanaged index that measures the performance of those companies in the Russell 1000 Index (a large-cap index) with lower price-to-book ratios and lower forecasted growth values. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Nuveen Large Cap Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
5 Years	rr_AverageAnnualReturnYear05	1.28%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Nuveen Mid Cap Growth Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[13]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.87%	[14]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
1 Year	rr_ExpenseExampleYear01	699
3 Years	rr_ExpenseExampleYear03	960
5 Years	rr_ExpenseExampleYear05	1,242
10 Years	rr_ExpenseExampleYear10	2,042
1 Year	rr_ExpenseExampleNoRedemptionYear01	699
3 Years	rr_ExpenseExampleNoRedemptionYear03	960
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,242
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,042
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 9, 1995	[16]
1 Year	rr_AverageAnnualReturnYear01	20.26%	[16]
5 Years	rr_AverageAnnualReturnYear05	3.90%	[16]
10 Years	rr_AverageAnnualReturnYear10	5.99%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception		[16]
Nuveen Mid Cap Growth Opportunities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[13]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.87%	[14]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
1 Year	rr_ExpenseExampleYear01	707
3 Years	rr_ExpenseExampleYear03	940
5 Years	rr_ExpenseExampleYear05	1,198
10 Years	rr_ExpenseExampleYear10	2,176
1 Year	rr_ExpenseExampleNoRedemptionYear01	207
3 Years	rr_ExpenseExampleNoRedemptionYear03	640
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,098
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,176
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 1999	[16]
1 Year	rr_AverageAnnualReturnYear01	21.65%	[16]
5 Years	rr_AverageAnnualReturnYear05	4.19%	[16]
10 Years	rr_AverageAnnualReturnYear10	5.81%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception		[16]
Nuveen Mid Cap Growth Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[13]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.87%	[14]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
1 Year	rr_ExpenseExampleYear01	207
3 Years	rr_ExpenseExampleYear03	640
5 Years	rr_ExpenseExampleYear05	1,098
10 Years	rr_ExpenseExampleYear10	2,369
1 Year	rr_ExpenseExampleNoRedemptionYear01	207
3 Years	rr_ExpenseExampleNoRedemptionYear03	640
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,098
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,369
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2001	[16]
1 Year	rr_AverageAnnualReturnYear01	26.62%	[16]
5 Years	rr_AverageAnnualReturnYear05	4.36%	[16]
10 Years	rr_AverageAnnualReturnYear10		[16]
Since Inception	rr_AverageAnnualReturnSinceInception	9.17%	[16]
Nuveen Mid Cap Growth Opportunities Fund | Class C | Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	8.83%	[16]
Nuveen Mid Cap Growth Opportunities Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[13]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.87%	[14]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
1 Year	rr_ExpenseExampleYear01	157
3 Years	rr_ExpenseExampleYear03	486
5 Years	rr_ExpenseExampleYear05	839
10 Years	rr_ExpenseExampleYear10	1,834
1 Year	rr_ExpenseExampleNoRedemptionYear01	157
3 Years	rr_ExpenseExampleNoRedemptionYear03	486
5 Years	rr_ExpenseExampleNoRedemptionYear05	839
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,834
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2000	[16]
1 Year	rr_AverageAnnualReturnYear01	27.27%	[16]
5 Years	rr_AverageAnnualReturnYear05	4.88%	[16]
10 Years	rr_AverageAnnualReturnYear10	6.44%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception		[16]
Nuveen Mid Cap Growth Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[13]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.87%	[14]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	574
10 Years	rr_ExpenseExampleYear10	1,271
1 Year	rr_ExpenseExampleNoRedemptionYear01	106
3 Years	rr_ExpenseExampleNoRedemptionYear03	331
5 Years	rr_ExpenseExampleNoRedemptionYear05	574
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,271
Annual Return 2001	rr_AnnualReturn2001	(3.41%)	[17]
Annual Return 2002	rr_AnnualReturn2002	(15.21%)	[17]
Annual Return 2003	rr_AnnualReturn2003	33.41%	[17]
Annual Return 2004	rr_AnnualReturn2004	21.61%	[17]
Annual Return 2005	rr_AnnualReturn2005	12.54%	[17]
Annual Return 2006	rr_AnnualReturn2006	9.67%	[17]
Annual Return 2007	rr_AnnualReturn2007	17.06%	[17]
Annual Return 2008	rr_AnnualReturn2008	(45.66%)	[17]
Annual Return 2009	rr_AnnualReturn2009	45.80%	[17]
Annual Return 2010	rr_AnnualReturn2010	27.91%	[17]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 1989	[16]
1 Year	rr_AverageAnnualReturnYear01	27.91%	[16]
5 Years	rr_AverageAnnualReturnYear05	5.40%	[16]
10 Years	rr_AverageAnnualReturnYear10	6.88%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception		[16]
Nuveen Mid Cap Growth Opportunities Fund | Class I | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.91%	[16]
5 Years	rr_AverageAnnualReturnYear05	4.78%	[16]
10 Years	rr_AverageAnnualReturnYear10	5.97%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception		[16]
Nuveen Mid Cap Growth Opportunities Fund | Class I | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.14%	[16]
5 Years	rr_AverageAnnualReturnYear05	4.58%	[16]
10 Years	rr_AverageAnnualReturnYear10	5.74%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception		[16]
Nuveen Mid Cap Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Mid Cap Growth Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 114% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	114.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the market capitalization range of the companies in the Russell Midcap® Index immediately after its most recent reconstitution prior to such purchase.It is expected that reconstitution of the index will occur each year at the end of June. Immediately after the most recent reconstitution, the range was  $348 million to  $14.133 billion.

In selecting stocks, the fund's sub-adviser invests in companies that it believes exhibit the potential for superior growth based on factors such as above-average growth in revenue and earnings, strong competitive position, strong management, and sound financial condition. The fund's sub-adviser will generally sell a stock if the stock hits its price target, the company's fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the fund's total assets may be invested in equity securities of emerging market issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Growth Stock Risk—There is the risk that growth stocks may underperform other types of stocks and the market as a whole. In addition, growth stocks can be more volatile than other types of stocks.

Initial Public Offering (IPO) Risk—Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Mid-Cap Stock Risk—Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Russell Midcap Growth Index, the fund's benchmark index, which is a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return[1]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class I shares.The performance of the other share classes will differ due to their different expense structures.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 18.55% and -25.37%, respectively, for the quarters ended December 31, 2001 and December 31, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance information reflects sales charges and fund expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Russell Midcap Growth Index, the fund's benchmark index, which is a broad measure of market performance. The Russell Midcap Growth Index is an unmanaged index that measures the performance of those companies in the Russell Midcap Index (a mid-cap index) with higher price-to-book ratios and higher forecasted growth values. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Nuveen Mid Cap Growth Opportunities Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.38%	[16]
5 Years	rr_AverageAnnualReturnYear05	4.88%	[16]
10 Years	rr_AverageAnnualReturnYear10	3.12%	[16]
Nuveen Mid Cap Select Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[18]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[19]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.85%	[20]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.41%	[21]
1 Year	rr_ExpenseExampleYear01	710
3 Years	rr_ExpenseExampleYear03	1,113
5 Years	rr_ExpenseExampleYear05	1,539
10 Years	rr_ExpenseExampleYear10	2,724
1 Year	rr_ExpenseExampleNoRedemptionYear01	710
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,113
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,539
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,724
Annual Return 2001	rr_AnnualReturn2001	(55.71%)
Annual Return 2002	rr_AnnualReturn2002	(42.14%)
Annual Return 2003	rr_AnnualReturn2003	55.47%
Annual Return 2004	rr_AnnualReturn2004	4.00%
Annual Return 2005	rr_AnnualReturn2005	(0.23%)
Annual Return 2006	rr_AnnualReturn2006	14.85%
Annual Return 2007	rr_AnnualReturn2007	2.85%
Annual Return 2008	rr_AnnualReturn2008	(34.33%)
Annual Return 2009	rr_AnnualReturn2009	26.44%
Annual Return 2010	rr_AnnualReturn2010	22.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	44.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(48.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 1994
1 Year	rr_AverageAnnualReturnYear01	15.78%
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	(7.28%)
Nuveen Mid Cap Select Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 1994
1 Year	rr_AverageAnnualReturnYear01	15.78%
5 Years	rr_AverageAnnualReturnYear05	2.57%
10 Years	rr_AverageAnnualReturnYear10	(7.29%)
Nuveen Mid Cap Select Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 1994
1 Year	rr_AverageAnnualReturnYear01	10.26%
5 Years	rr_AverageAnnualReturnYear05	2.21%
10 Years	rr_AverageAnnualReturnYear10	(5.82%)
Nuveen Mid Cap Select Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[18]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[19]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.85%	[20]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.75%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.16%	[21]
1 Year	rr_ExpenseExampleYear01	719
3 Years	rr_ExpenseExampleYear03	1,097
5 Years	rr_ExpenseExampleYear05	1,502
10 Years	rr_ExpenseExampleYear10	2,857
1 Year	rr_ExpenseExampleNoRedemptionYear01	219
3 Years	rr_ExpenseExampleNoRedemptionYear03	797
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,402
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,857
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1994
1 Year	rr_AverageAnnualReturnYear01	17.02%
5 Years	rr_AverageAnnualReturnYear05	2.83%
10 Years	rr_AverageAnnualReturnYear10	(7.45%)
Nuveen Mid Cap Select Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[18]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[19]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.85%	[20]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.75%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.16%	[21]
1 Year	rr_ExpenseExampleYear01	219
3 Years	rr_ExpenseExampleYear03	797
5 Years	rr_ExpenseExampleYear05	1,402
10 Years	rr_ExpenseExampleYear10	3,037
1 Year	rr_ExpenseExampleNoRedemptionYear01	219
3 Years	rr_ExpenseExampleNoRedemptionYear03	797
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,402
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,037
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2000
1 Year	rr_AverageAnnualReturnYear01	21.98%
5 Years	rr_AverageAnnualReturnYear05	3.04%
10 Years	rr_AverageAnnualReturnYear10	(7.43%)
Nuveen Mid Cap Select Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[18]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[19]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.85%	[20]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.16%	[21]
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	494
5 Years	rr_ExpenseExampleYear05	894
10 Years	rr_ExpenseExampleYear10	2,014
1 Year	rr_ExpenseExampleNoRedemptionYear01	118
3 Years	rr_ExpenseExampleNoRedemptionYear03	494
5 Years	rr_ExpenseExampleNoRedemptionYear05	894
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,014
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 1994
1 Year	rr_AverageAnnualReturnYear01	23.22%
5 Years	rr_AverageAnnualReturnYear05	4.08%
10 Years	rr_AverageAnnualReturnYear10	(6.50%)
Nuveen Mid Cap Select Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Mid Cap Select Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 154% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	154.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current contractual fees and the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the market capitalization range of the companies in the Russell Midcap® Index immediately after its most recent reconstitution prior to such purchase. It is expected that reconstitution of the index will occur each year at the end of June. Immediately after the most recent reconstitution, the range was  $348 million to  $14.133 billion.

In selecting stocks, the fund's sub-adviser invests in companies that it believes meet one or more of the following criteria:

•	Attractively valued relative to other companies in the same industry or market.

•	Strong or improving cash flows, revenue and earnings growth, or other fundamentals.

•	Strong competitive position.

•	An identifiable catalyst that could increase the value of the company's stock over the next one or two years.

The fund's sub-adviser will generally sell a stock if the stock hits its price target, the company's fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the fund's total assets may be invested in equity securities of emerging market issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Mid-Cap Stock Risk—Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the return would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the return would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 44.03% and -48.79%, respectively, for the quarters ended December 31, 2001 and March 31, 2001.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance information reflects sales charges and fund expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Russell Midcap Index, the fund's benchmark index, which is a broad measure of market performance. The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Performance for periods prior to May 4, 2009 reflects the fund's operation using different investment strategies than are currently in place. Effective October 3, 2005, the fund's principal investment strategy was changed from investing primarily in technology stocks to investing primarily in common stocks of small- and mid-capitalization companies, and the fund's name changed from Technology Fund to Small-Mid Cap Core Fund. Thereafter, effective May 4, 2009, the fund's principal investment strategy was changed from investing primarily in common stocks of small- and mid-capitalization companies to investing primarily in common stocks of mid-capitalization companies, and the fund's name changed from Small-Mid Cap Core Fund to Mid Cap Select Fund.

Nuveen Mid Cap Select Fund | Russell Midcap Index (reflects no deduction for fees, expenses,or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.48%
5 Years	rr_AverageAnnualReturnYear05	4.66%
10 Years	rr_AverageAnnualReturnYear10	6.54%
Nuveen Mid Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[22]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[23]
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.34%	[25]
1 Year	rr_ExpenseExampleYear01	704
3 Years	rr_ExpenseExampleYear03	985
5 Years	rr_ExpenseExampleYear05	1,287
10 Years	rr_ExpenseExampleYear10	2,144
1 Year	rr_ExpenseExampleNoRedemptionYear01	704
3 Years	rr_ExpenseExampleNoRedemptionYear03	985
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,287
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,144
Annual Return 2001	rr_AnnualReturn2001	(0.36%)
Annual Return 2002	rr_AnnualReturn2002	(9.30%)
Annual Return 2003	rr_AnnualReturn2003	33.63%
Annual Return 2004	rr_AnnualReturn2004	22.76%
Annual Return 2005	rr_AnnualReturn2005	12.33%
Annual Return 2006	rr_AnnualReturn2006	14.72%
Annual Return 2007	rr_AnnualReturn2007	4.41%
Annual Return 2008	rr_AnnualReturn2008	(36.50%)
Annual Return 2009	rr_AnnualReturn2009	28.53%
Annual Return 2010	rr_AnnualReturn2010	20.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.88%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 22, 1987
1 Year	rr_AverageAnnualReturnYear01	13.52%
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	6.34%
Nuveen Mid Cap Value Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.34%
5 Years	rr_AverageAnnualReturnYear05	1.42%
10 Years	rr_AverageAnnualReturnYear10	5.82%
Nuveen Mid Cap Value Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.02%
5 Years	rr_AverageAnnualReturnYear05	1.63%
10 Years	rr_AverageAnnualReturnYear10	5.42%
Nuveen Mid Cap Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[22]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[23]
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.09%	[25]
1 Year	rr_ExpenseExampleYear01	712
3 Years	rr_ExpenseExampleYear03	965
5 Years	rr_ExpenseExampleYear05	1,245
10 Years	rr_ExpenseExampleYear10	2,278
1 Year	rr_ExpenseExampleNoRedemptionYear01	212
3 Years	rr_ExpenseExampleNoRedemptionYear03	665
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,145
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,278
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1994
1 Year	rr_AverageAnnualReturnYear01	14.54%
5 Years	rr_AverageAnnualReturnYear05	2.37%
10 Years	rr_AverageAnnualReturnYear10	6.17%
Nuveen Mid Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[22]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[23]
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.09%	[25]
1 Year	rr_ExpenseExampleYear01	212
3 Years	rr_ExpenseExampleYear03	665
5 Years	rr_ExpenseExampleYear05	1,145
10 Years	rr_ExpenseExampleYear10	2,468
1 Year	rr_ExpenseExampleNoRedemptionYear01	212
3 Years	rr_ExpenseExampleNoRedemptionYear03	665
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,145
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,468
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 1999
1 Year	rr_AverageAnnualReturnYear01	19.53%
5 Years	rr_AverageAnnualReturnYear05	2.54%
10 Years	rr_AverageAnnualReturnYear10	6.17%
Nuveen Mid Cap Value Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[22]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[23]
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.59%	[25]
1 Year	rr_ExpenseExampleYear01	162
3 Years	rr_ExpenseExampleYear03	512
5 Years	rr_ExpenseExampleYear05	887
10 Years	rr_ExpenseExampleYear10	1,939
1 Year	rr_ExpenseExampleNoRedemptionYear01	162
3 Years	rr_ExpenseExampleNoRedemptionYear03	512
5 Years	rr_ExpenseExampleNoRedemptionYear05	887
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,939
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2001
1 Year	rr_AverageAnnualReturnYear01	20.19%
5 Years	rr_AverageAnnualReturnYear05	3.06%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	9.19%
Nuveen Mid Cap Value Fund | Class R3 | Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	10.21%
Nuveen Mid Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[22]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[23]
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.09%	[25]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	357
5 Years	rr_ExpenseExampleYear05	623
10 Years	rr_ExpenseExampleYear10	1,382
1 Year	rr_ExpenseExampleNoRedemptionYear01	111
3 Years	rr_ExpenseExampleNoRedemptionYear03	357
5 Years	rr_ExpenseExampleNoRedemptionYear05	623
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,382
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 1994
1 Year	rr_AverageAnnualReturnYear01	20.71%
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	7.22%
Nuveen Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Mid Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 123% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	123.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the market capitalization range of the companies in the Russell Midcap® Index immediately after its most recent reconstitution prior to such purchase. It is expected that reconstitution of the index will occur each year at the end of June. Immediately after the most recent reconstitution, the range was  $348 million to  $14.133 billion.

In selecting stocks, the fund's sub-adviser invests in companies that it believes are undervalued relative to other companies in the same industry or market, exhibit good or improving fundamentals, and exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years. The fund's sub-adviser will generally sell a stock if the stock hits its price target, the company's fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the fund's total assets may be invested in equity securities of emerging market issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Mid-Cap Stock Risk—Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Value Stock Risk—There is a risk that value stocks may underperform other types of stocks and the market as a whole. Value stocks can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 18.57% and -20.88%, respectively, for the quarters ended September 30, 2009 and December 31, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance information reflects sales charges and fund expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Russell Midcap Value Index, the fund's benchmark index, which is a broad measure of market performance. The Russell Midcap Value Index is an unmanaged index that measures the performance of those companies in the Russell Midcap Index with lower price-to-book ratios and lower forecasted growth values. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Nuveen Mid Cap Value Fund | Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.75%
5 Years	rr_AverageAnnualReturnYear05	4.08%
10 Years	rr_AverageAnnualReturnYear10	8.07%
Nuveen Small Cap Growth Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[13]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[26]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[27]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.48%	[28]
1 Year	rr_ExpenseExampleYear01	717
3 Years	rr_ExpenseExampleYear03	1,074
5 Years	rr_ExpenseExampleYear05	1,454
10 Years	rr_ExpenseExampleYear10	2,516
1 Year	rr_ExpenseExampleNoRedemptionYear01	717
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,074
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,454
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,516
Annual Return 2001	rr_AnnualReturn2001	5.15%
Annual Return 2002	rr_AnnualReturn2002	(25.80%)
Annual Return 2003	rr_AnnualReturn2003	59.13%
Annual Return 2004	rr_AnnualReturn2004	0.59%
Annual Return 2005	rr_AnnualReturn2005	9.41%
Annual Return 2006	rr_AnnualReturn2006	4.78%
Annual Return 2007	rr_AnnualReturn2007	3.19%
Annual Return 2008	rr_AnnualReturn2008	(40.35%)
Annual Return 2009	rr_AnnualReturn2009	49.37%
Annual Return 2010	rr_AnnualReturn2010	31.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.23%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1995	[29]
1 Year	rr_AverageAnnualReturnYear01	23.50%	[29]
5 Years	rr_AverageAnnualReturnYear05	3.54%	[29]
10 Years	rr_AverageAnnualReturnYear10	4.98%	[29]
Since Inception	rr_AverageAnnualReturnSinceInception		[29]
Nuveen Small Cap Growth Opportunities Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.50%	[29]
5 Years	rr_AverageAnnualReturnYear05	2.60%	[29]
10 Years	rr_AverageAnnualReturnYear10	3.61%	[29]
Since Inception	rr_AverageAnnualReturnSinceInception		[29]
Nuveen Small Cap Growth Opportunities Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.28%	[29]
5 Years	rr_AverageAnnualReturnYear05	2.49%	[29]
10 Years	rr_AverageAnnualReturnYear10	3.58%	[29]
Since Inception	rr_AverageAnnualReturnSinceInception		[29]
Nuveen Small Cap Growth Opportunities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[13]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[26]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[27]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.23%	[28]
1 Year	rr_ExpenseExampleYear01	726
3 Years	rr_ExpenseExampleYear03	1,057
5 Years	rr_ExpenseExampleYear05	1,415
10 Years	rr_ExpenseExampleYear10	2,650
1 Year	rr_ExpenseExampleNoRedemptionYear01	226
3 Years	rr_ExpenseExampleNoRedemptionYear03	757
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,315
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,650
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 1999	[29]
1 Year	rr_AverageAnnualReturnYear01	25.12%	[29]
5 Years	rr_AverageAnnualReturnYear05	3.82%	[29]
10 Years	rr_AverageAnnualReturnYear10	4.81%	[29]
Since Inception	rr_AverageAnnualReturnSinceInception		[29]
Nuveen Small Cap Growth Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[13]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[26]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[27]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.23%	[28]
1 Year	rr_ExpenseExampleYear01	226
3 Years	rr_ExpenseExampleYear03	757
5 Years	rr_ExpenseExampleYear05	1,315
10 Years	rr_ExpenseExampleYear10	2,834
1 Year	rr_ExpenseExampleNoRedemptionYear01	226
3 Years	rr_ExpenseExampleNoRedemptionYear03	757
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,315
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,834
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2001	[29]
1 Year	rr_AverageAnnualReturnYear01	30.12%	[29]
5 Years	rr_AverageAnnualReturnYear05	3.99%	[29]
10 Years	rr_AverageAnnualReturnYear10		[29]
Since Inception	rr_AverageAnnualReturnSinceInception	7.80%	[29]
Nuveen Small Cap Growth Opportunities Fund | Class C | Russell 2000 Growth Index (reflects no deduction for fees,expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	8.08%	[29]
Nuveen Small Cap Growth Opportunities Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[13]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[26]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[27]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.73%	[28]
1 Year	rr_ExpenseExampleYear01	176
3 Years	rr_ExpenseExampleYear03	606
5 Years	rr_ExpenseExampleYear05	1,061
10 Years	rr_ExpenseExampleYear10	2,325
1 Year	rr_ExpenseExampleNoRedemptionYear01	176
3 Years	rr_ExpenseExampleNoRedemptionYear03	606
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,061
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,325
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 11, 2000	[29]
1 Year	rr_AverageAnnualReturnYear01	30.74%	[29]
5 Years	rr_AverageAnnualReturnYear05	4.53%	[29]
10 Years	rr_AverageAnnualReturnYear10	5.45%	[29]
Since Inception	rr_AverageAnnualReturnSinceInception		[29]
Nuveen Small Cap Growth Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[13]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[26]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[27]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.23%	[28]
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	452
5 Years	rr_ExpenseExampleYear05	802
10 Years	rr_ExpenseExampleYear10	1,788
1 Year	rr_ExpenseExampleNoRedemptionYear01	125
3 Years	rr_ExpenseExampleNoRedemptionYear03	452
5 Years	rr_ExpenseExampleNoRedemptionYear05	802
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,788
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 1995	[29]
1 Year	rr_AverageAnnualReturnYear01	31.36%	[29]
5 Years	rr_AverageAnnualReturnYear05	5.04%	[29]
10 Years	rr_AverageAnnualReturnYear10	5.86%	[29]
Since Inception	rr_AverageAnnualReturnSinceInception		[29]
Nuveen Small Cap Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Small Cap Growth Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 142% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations of less than  $3 billion at the time of purchase.

In selecting stocks, the fund's sub-adviser invests in companies that it believes exhibit the potential for superior growth based on factors such as above-average growth in revenue and earnings, strong competitive position, strong management, and sound financial condition. The fund's sub-adviser will generally sell a stock if the stock hits its price target, the company's fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the fund's total assets may be invested in equity securities of emerging market issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Growth Stock Risk—There is the risk that growth stocks may underperform other types of stocks and the market as a whole. In addition, growth stocks can be more volatile than other types of stocks.

Initial Public Offering (IPO) Risk—Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Small-Cap Stock Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may difficult to sell small-cap stocks at the desired time and price.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 34.11% and -28.23%, respectively, for the quarters ended June 30, 2003 and December 31, 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance information reflects sales charges and fund expenses
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Russell 2000 Growth Index, the fund's benchmark index, which is a broad measure of market performance. The Russell 2000 Growth Index is an unmanaged index that measures the performance of those companies in the Russell 2000 Index (a small-cap index) with higher price-to-book ratios and higher forecasted growth values. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Nuveen Small Cap Growth Opportunities Fund | Russell 2000 Growth Index (reflects no deduction for fees,expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%	[29]
5 Years	rr_AverageAnnualReturnYear05	5.30%	[29]
10 Years	rr_AverageAnnualReturnYear10	3.78%	[29]
Nuveen Small Cap Select Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[18]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[19]
Management Fees	rr_ManagementFeesOverAssets	0.88%	[30]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[31]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
1 Year	rr_ExpenseExampleYear01	705
3 Years	rr_ExpenseExampleYear03	978
5 Years	rr_ExpenseExampleYear05	1,272
10 Years	rr_ExpenseExampleYear10	2,105
1 Year	rr_ExpenseExampleNoRedemptionYear01	705
3 Years	rr_ExpenseExampleNoRedemptionYear03	978
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,272
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,105
Annual Return 2001	rr_AnnualReturn2001	12.08%	[32]
Annual Return 2002	rr_AnnualReturn2002	(17.97%)	[32]
Annual Return 2003	rr_AnnualReturn2003	44.19%	[32]
Annual Return 2004	rr_AnnualReturn2004	15.35%	[32]
Annual Return 2005	rr_AnnualReturn2005	8.47%	[32]
Annual Return 2006	rr_AnnualReturn2006	19.07%	[32]
Annual Return 2007	rr_AnnualReturn2007	(5.46%)	[32]
Annual Return 2008	rr_AnnualReturn2008	(34.31%)	[32]
Annual Return 2009	rr_AnnualReturn2009	37.52%	[32]
Annual Return 2010	rr_AnnualReturn2010	22.91%	[32]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 1992	[33]
1 Year	rr_AverageAnnualReturnYear01	15.79%	[33]
5 Years	rr_AverageAnnualReturnYear05	3.32%	[33]
10 Years	rr_AverageAnnualReturnYear10	6.93%	[33]
Since Inception	rr_AverageAnnualReturnSinceInception		[33]
Nuveen Small Cap Select Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.79%	[33]
5 Years	rr_AverageAnnualReturnYear05	2.45%	[33]
10 Years	rr_AverageAnnualReturnYear10	5.24%	[33]
Since Inception	rr_AverageAnnualReturnSinceInception		[33]
Nuveen Small Cap Select Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.26%	[33]
5 Years	rr_AverageAnnualReturnYear05	2.57%	[33]
10 Years	rr_AverageAnnualReturnYear10	5.34%	[33]
Since Inception	rr_AverageAnnualReturnSinceInception		[33]
Nuveen Small Cap Select Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[18]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[19]
Management Fees	rr_ManagementFeesOverAssets	0.88%	[30]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[31]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
1 Year	rr_ExpenseExampleYear01	713
3 Years	rr_ExpenseExampleYear03	958
5 Years	rr_ExpenseExampleYear05	1,229
10 Years	rr_ExpenseExampleYear10	2,240
1 Year	rr_ExpenseExampleNoRedemptionYear01	213
3 Years	rr_ExpenseExampleNoRedemptionYear03	658
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,240
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 6, 1995	[33]
1 Year	rr_AverageAnnualReturnYear01	16.96%	[33]
5 Years	rr_AverageAnnualReturnYear05	3.63%	[33]
10 Years	rr_AverageAnnualReturnYear10	6.77%	[33]
Since Inception	rr_AverageAnnualReturnSinceInception		[33]
Nuveen Small Cap Select Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[18]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[19]
Management Fees	rr_ManagementFeesOverAssets	0.88%	[30]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[31]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%
1 Year	rr_ExpenseExampleYear01	213
3 Years	rr_ExpenseExampleYear03	658
5 Years	rr_ExpenseExampleYear05	1,129
10 Years	rr_ExpenseExampleYear10	2,431
1 Year	rr_ExpenseExampleNoRedemptionYear01	213
3 Years	rr_ExpenseExampleNoRedemptionYear03	658
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,431
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2001	[33]
1 Year	rr_AverageAnnualReturnYear01	22.00%	[33]
5 Years	rr_AverageAnnualReturnYear05	3.79%	[33]
10 Years	rr_AverageAnnualReturnYear10		[33]
Since Inception	rr_AverageAnnualReturnSinceInception	9.13%	[33]
Nuveen Small Cap Select Fund | Class C | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.12%	[33]
Nuveen Small Cap Select Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[18]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[19]
Management Fees	rr_ManagementFeesOverAssets	0.88%	[30]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[31]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
1 Year	rr_ExpenseExampleYear01	163
3 Years	rr_ExpenseExampleYear03	505
5 Years	rr_ExpenseExampleYear05	871
10 Years	rr_ExpenseExampleYear10	1,900
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	505
5 Years	rr_ExpenseExampleNoRedemptionYear05	871
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,900
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 3, 1994	[33]
1 Year	rr_AverageAnnualReturnYear01	22.62%	[33]
5 Years	rr_AverageAnnualReturnYear05	4.30%	[33]
10 Years	rr_AverageAnnualReturnYear10	7.42%	[33]
Since Inception	rr_AverageAnnualReturnSinceInception		[33]
Nuveen Small Cap Select Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[18]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[19]
Management Fees	rr_ManagementFeesOverAssets	0.88%	[30]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[31]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,340
1 Year	rr_ExpenseExampleNoRedemptionYear01	112
3 Years	rr_ExpenseExampleNoRedemptionYear03	350
5 Years	rr_ExpenseExampleNoRedemptionYear05	606
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,340
Inception Date	rr_AverageAnnualReturnInceptionDate	May 6, 1992	[33]
1 Year	rr_AverageAnnualReturnYear01	23.28%	[33]
5 Years	rr_AverageAnnualReturnYear05	4.83%	[33]
10 Years	rr_AverageAnnualReturnYear10	7.84%	[33]
Since Inception	rr_AverageAnnualReturnSinceInception		[33]
Nuveen Small Cap Select Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Small Cap Select Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations of less than  $3 billion at the time of purchase.

In selecting stocks, the fund's sub-adviser invests in companies that it believes meet one or more of the following criteria:

•	Attractively valued relative to other companies in the same industry or market.
•	Strong or improving cash flows, revenue and earnings growth, or other fundamentals.
•	Strong competitive position.
•	Strong management teams.
•	An identifiable catalyst that could increase the value of the company's stock over the next one or two years.

The fund's sub-adviser will generally sell a stock if the stock hits its price target, the company's fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the fund's total assets may be invested in equity securities of emerging market issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Initial Public Offering (IPO) Risk—Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Small-Cap Stock Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may difficult to sell small-cap stocks at the desired time and price.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return[1]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 27.35% and -23.21%, respectively, for the quarters ended December 31, 2001 and December 31, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance information reflects sales charges and fund expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Russell 2000 Index, the fund's benchmark index, which is a broad measure of market performance. The Russell 2000 Index is an unmanaged small-cap index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Nuveen Small Cap Select Fund | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%	[33]
5 Years	rr_AverageAnnualReturnYear05	4.47%	[33]
10 Years	rr_AverageAnnualReturnYear10	6.33%	[33]
Nuveen Small Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[34]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.61%	[35]
1 Year	rr_ExpenseExampleYear01	729
3 Years	rr_ExpenseExampleYear03	1,099
5 Years	rr_ExpenseExampleYear05	1,493
10 Years	rr_ExpenseExampleYear10	2,592
1 Year	rr_ExpenseExampleNoRedemptionYear01	729
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,099
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,493
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,592
Annual Return 2001	rr_AnnualReturn2001	5.03%
Annual Return 2002	rr_AnnualReturn2002	(14.34%)
Annual Return 2003	rr_AnnualReturn2003	42.92%
Annual Return 2004	rr_AnnualReturn2004	19.33%
Annual Return 2005	rr_AnnualReturn2005	6.93%
Annual Return 2006	rr_AnnualReturn2006	17.72%
Annual Return 2007	rr_AnnualReturn2007	(6.00%)
Annual Return 2008	rr_AnnualReturn2008	(29.90%)
Annual Return 2009	rr_AnnualReturn2009	18.27%
Annual Return 2010	rr_AnnualReturn2010	28.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 1988
1 Year	rr_AverageAnnualReturnYear01	20.84%
5 Years	rr_AverageAnnualReturnYear05	2.08%
10 Years	rr_AverageAnnualReturnYear10	6.16%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Small Cap Value Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.84%
5 Years	rr_AverageAnnualReturnYear05	0.84%
10 Years	rr_AverageAnnualReturnYear10	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Small Cap Value Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.54%
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	4.83%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Small Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[34]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.36%	[35]
1 Year	rr_ExpenseExampleYear01	239
3 Years	rr_ExpenseExampleYear03	784
5 Years	rr_ExpenseExampleYear05	1,355
10 Years	rr_ExpenseExampleYear10	2,908
1 Year	rr_ExpenseExampleNoRedemptionYear01	239
3 Years	rr_ExpenseExampleNoRedemptionYear03	784
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,355
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,908
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 1999
1 Year	rr_AverageAnnualReturnYear01	27.18%
5 Years	rr_AverageAnnualReturnYear05	2.53%
10 Years	rr_AverageAnnualReturnYear10	5.99%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Small Cap Value Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[34]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.86%	[35]
1 Year	rr_ExpenseExampleYear01	189
3 Years	rr_ExpenseExampleYear03	633
5 Years	rr_ExpenseExampleYear05	1,103
10 Years	rr_ExpenseExampleYear10	2,403
1 Year	rr_ExpenseExampleNoRedemptionYear01	189
3 Years	rr_ExpenseExampleNoRedemptionYear03	633
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,403
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2001
1 Year	rr_AverageAnnualReturnYear01	27.90%
5 Years	rr_AverageAnnualReturnYear05	3.06%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.90%
Nuveen Small Cap Value Fund | Class R3 | Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	9.81%
Nuveen Small Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[34]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.36%	[35]
1 Year	rr_ExpenseExampleYear01	138
3 Years	rr_ExpenseExampleYear03	479
5 Years	rr_ExpenseExampleYear05	844
10 Years	rr_ExpenseExampleYear10	1,870
1 Year	rr_ExpenseExampleNoRedemptionYear01	138
3 Years	rr_ExpenseExampleNoRedemptionYear03	479
5 Years	rr_ExpenseExampleNoRedemptionYear05	844
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,870
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 1, 1988
1 Year	rr_AverageAnnualReturnYear01	28.32%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	7.05%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations of less than  $3 billion at the time of purchase.

In selecting stocks, the fund's sub-adviser invests in companies that it believes meet at least two of the following criteria:

•	Undervalued relative to other companies in the same industry or market.
•	Good or improving fundamentals.
•	An identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

The fund's sub-adviser will generally sell a stock if the stock hits its price target, the company's fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the fund's total assets may be invested in equity securities of emerging market issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Small-Cap Stock Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may difficult to sell small-cap stocks at the desired time and price.

Value Stock Risk—There is a risk that value stocks may underperform other types of stocks and the market as a whole. Value stocks can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 19.71% and -22.12%, respectively, for the quarters ended December 31, 2010 and December 31, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance information reflects sales charges and fund expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Russell 2000 Value Index, the fund's benchmark index, which is a broad measure of market performance. The Russell 2000 Value Index is an unmanaged index that measures the performance of those companies in the Russell 2000 Index (a small-cap index) with lower price-to-book ratios and lower forecasted growth values. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Nuveen Small Cap Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.50%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	8.42%
Nuveen Real Estate Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[36]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[37]
Management Fees	rr_ManagementFeesOverAssets	0.86%	[38]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[39]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
1 Year	rr_ExpenseExampleYear01	699
3 Years	rr_ExpenseExampleYear03	960
5 Years	rr_ExpenseExampleYear05	1,242
10 Years	rr_ExpenseExampleYear10	2,042
1 Year	rr_ExpenseExampleNoRedemptionYear01	699
3 Years	rr_ExpenseExampleNoRedemptionYear03	960
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,242
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,042
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 1995
1 Year	rr_AverageAnnualReturnYear01	22.78%
5 Years	rr_AverageAnnualReturnYear05	4.11%
10 Years	rr_AverageAnnualReturnYear10	11.58%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Real Estate Securities Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[36]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[37]
Management Fees	rr_ManagementFeesOverAssets	0.86%	[38]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[39]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
1 Year	rr_ExpenseExampleYear01	707
3 Years	rr_ExpenseExampleYear03	940
5 Years	rr_ExpenseExampleYear05	1,198
10 Years	rr_ExpenseExampleYear10	2,176
1 Year	rr_ExpenseExampleNoRedemptionYear01	207
3 Years	rr_ExpenseExampleNoRedemptionYear03	640
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,098
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,176
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 1995
1 Year	rr_AverageAnnualReturnYear01	24.26%
5 Years	rr_AverageAnnualReturnYear05	4.42%
10 Years	rr_AverageAnnualReturnYear10	11.42%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Real Estate Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[36]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[37]
Management Fees	rr_ManagementFeesOverAssets	0.86%	[38]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[39]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
1 Year	rr_ExpenseExampleYear01	207
3 Years	rr_ExpenseExampleYear03	640
5 Years	rr_ExpenseExampleYear05	1,098
10 Years	rr_ExpenseExampleYear10	2,369
1 Year	rr_ExpenseExampleNoRedemptionYear01	207
3 Years	rr_ExpenseExampleNoRedemptionYear03	640
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,098
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,369
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2000
1 Year	rr_AverageAnnualReturnYear01	29.23%
5 Years	rr_AverageAnnualReturnYear05	4.57%
10 Years	rr_AverageAnnualReturnYear10	11.41%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Real Estate Securities Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[36]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[37]
Management Fees	rr_ManagementFeesOverAssets	0.86%	[38]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[39]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
1 Year	rr_ExpenseExampleYear01	157
3 Years	rr_ExpenseExampleYear03	486
5 Years	rr_ExpenseExampleYear05	839
10 Years	rr_ExpenseExampleYear10	1,834
1 Year	rr_ExpenseExampleNoRedemptionYear01	157
3 Years	rr_ExpenseExampleNoRedemptionYear03	486
5 Years	rr_ExpenseExampleNoRedemptionYear05	839
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,834
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2001
1 Year	rr_AverageAnnualReturnYear01	29.91%
5 Years	rr_AverageAnnualReturnYear05	5.10%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	13.05%
Nuveen Real Estate Securities Fund | Class R3 | Morgan Stanley REIT Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	11.24%
Nuveen Real Estate Securities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[36]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[37]
Management Fees	rr_ManagementFeesOverAssets	0.86%	[38]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[39]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	574
10 Years	rr_ExpenseExampleYear10	1,271
1 Year	rr_ExpenseExampleNoRedemptionYear01	106
3 Years	rr_ExpenseExampleNoRedemptionYear03	331
5 Years	rr_ExpenseExampleNoRedemptionYear05	574
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,271
Annual Return 2001	rr_AnnualReturn2001	9.82%
Annual Return 2002	rr_AnnualReturn2002	7.37%
Annual Return 2003	rr_AnnualReturn2003	37.58%
Annual Return 2004	rr_AnnualReturn2004	32.49%
Annual Return 2005	rr_AnnualReturn2005	15.29%
Annual Return 2006	rr_AnnualReturn2006	39.47%
Annual Return 2007	rr_AnnualReturn2007	(15.19%)
Annual Return 2008	rr_AnnualReturn2008	(34.80%)
Annual Return 2009	rr_AnnualReturn2009	30.53%
Annual Return 2010	rr_AnnualReturn2010	30.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.52%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 1995
1 Year	rr_AverageAnnualReturnYear01	30.57%
5 Years	rr_AverageAnnualReturnYear05	5.62%
10 Years	rr_AverageAnnualReturnYear10	12.53%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Real Estate Securities Fund | Class I | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.67%
5 Years	rr_AverageAnnualReturnYear05	3.64%
10 Years	rr_AverageAnnualReturnYear10	10.02%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Real Estate Securities Fund | Class I | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.07%
5 Years	rr_AverageAnnualReturnYear05	3.89%
10 Years	rr_AverageAnnualReturnYear10	9.74%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Real Estate Securities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to provide above average current income and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 133% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	133.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in income-producing common stocks of publicly traded companies engaged in the real estate industry.These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate.

The fund's sub-adviser will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet. The sub-adviser will generally sell a stock if the stock hits its price target, the company's fundamentals or competitive position significantly deteriorate, or if a better alternative exists in the marketplace.

A majority of the fund's total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that invest in residential or commercial real estate. REITs generally can be divided into the following three types:

•	Equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.
•	Mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.
•	Hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the fund's total assets may be invested in equity securities of emerging market issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in income-producing common stocks of publicly traded companies engaged in the real estate industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Real Estate Investment Trust Risk—The value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of the REIT.

Real Estate Sector Risk—The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class I shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class I shares.The performance of the other share classes will differ due to their different expense structures.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 31.71% and –36.52%, respectively, for the quarters ended September 30, 2009 and December 31, 2008.

Performance Table Heading	rr_PerformanceTableHeading
Average Annual Total Returns for the Periods Ended December 31, 2010

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance information reflects sales charges and fund expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I shares; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Morgan Stanley REIT Index, the fund's benchmark index, which is a broad measure of market performance. The Morgan Stanley REIT Index is an unmanaged index of the most actively traded real estate investment trusts. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I shares; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Nuveen Real Estate Securities Fund | Morgan Stanley REIT Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.48%
5 Years	rr_AverageAnnualReturnYear05	2.99%
10 Years	rr_AverageAnnualReturnYear10	10.57%
Nuveen Global Infrastructure Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[10]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[26]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.25%	[40]
1 Year	rr_ExpenseExampleYear01	695
3 Years	rr_ExpenseExampleYear03	1,043
5 Years	rr_ExpenseExampleYear05	1,413
10 Years	rr_ExpenseExampleYear10	2,452
1 Year	rr_ExpenseExampleNoRedemptionYear01	695
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,043
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,413
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,452
Annual Return 2008	rr_AnnualReturn2008	(35.10%)
Annual Return 2009	rr_AnnualReturn2009	28.32%
Annual Return 2010	rr_AnnualReturn2010	15.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2007
1 Year	rr_AverageAnnualReturnYear01	8.45%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.47%)
Nuveen Global Infrastructure Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.14%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.92%)
Nuveen Global Infrastructure Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.73%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.12%)
Nuveen Global Infrastructure Fund | Class A | Standard & Poor's Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(6.02%)
Nuveen Global Infrastructure Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[10]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[26]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.00%	[40]
1 Year	rr_ExpenseExampleYear01	203
3 Years	rr_ExpenseExampleYear03	725
5 Years	rr_ExpenseExampleYear05	1,273
10 Years	rr_ExpenseExampleYear10	2,771
1 Year	rr_ExpenseExampleNoRedemptionYear01	203
3 Years	rr_ExpenseExampleNoRedemptionYear03	725
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,273
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,771
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2008
1 Year	rr_AverageAnnualReturnYear01	14.12%
Since Inception	rr_AverageAnnualReturnSinceInception	20.43%
Nuveen Global Infrastructure Fund | Class C | Standard & Poor's Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	13.41%
Nuveen Global Infrastructure Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[10]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[26]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.50%	[40]
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	573
5 Years	rr_ExpenseExampleYear05	1,019
10 Years	rr_ExpenseExampleYear10	2,258
1 Year	rr_ExpenseExampleNoRedemptionYear01	153
3 Years	rr_ExpenseExampleNoRedemptionYear03	573
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,019
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,258
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 3, 2008
1 Year	rr_AverageAnnualReturnYear01	14.77%
Since Inception	rr_AverageAnnualReturnSinceInception	21.06%
Nuveen Global Infrastructure Fund | Class R3 | Standard & Poor's Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	13.41%
Nuveen Global Infrastructure Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[10]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[26]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.00%	[40]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	419
5 Years	rr_ExpenseExampleYear05	758
10 Years	rr_ExpenseExampleYear10	1,717
1 Year	rr_ExpenseExampleNoRedemptionYear01	102
3 Years	rr_ExpenseExampleNoRedemptionYear03	419
5 Years	rr_ExpenseExampleNoRedemptionYear05	758
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,717
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 17, 2007
1 Year	rr_AverageAnnualReturnYear01	15.40%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.33%)
Nuveen Global Infrastructure Fund | Class I | Standard & Poor's Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	(6.02%)
Nuveen Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Global Infrastructure Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 314% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	314.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities issued by U.S. and non-U.S. infrastructure-related companies. Infrastructure-related companies are defined as companies that derive at least 50% of their revenues or profits from the ownership, development, construction, financing or operation of infrastructure assets, or have at least 50% of the fair market value of their assets invested in infrastructure assets. Infrastructure assets are the physical structures and networks upon which the operation, growth and development of a community depends, which includes water, sewer, and energy utilities; transportation and communication networks; health care facilities, government accommodations, and other public service facilities; and shipping, timber, steel, alternative energy, and other resources and services necessary for the construction and maintenance of these physical structures and networks.

Equity securities in which the fund invests include common and preferred stocks, publicly-traded units of master limited partnerships (MLPs), and real estate investment trusts (REITs). The fund may also invest in exchange-traded funds and other investment companies ("investment companies"). The fund may invest in companies of any size.

In selecting securities, the fund's sub-adviser invests in companies that it believes meet one or more of the following criteria:

•	Attractively valued relative to other companies in the same industry or market.
•	Strong fundamentals, including consistent cash flows or growth and a sound balance sheet.
•	Strong management teams.
•	Long-term contracts to provide infrastructure-based services.
•	An identifiable catalyst that could increase the value of the company's stock over the next one or two years.

The fund's sub-adviser generally will sell a security if any of the following has occurred:

•	The security has hit its price target and the company is no longer attractively valued relative to other companies.
•	The company's fundamentals have significantly deteriorated.
•	There has been a significant change in the management team.
•	A catalyst that could decrease the value of the stock has been identified, or a previously existing positive catalyst has disappeared.
•	A better alternative exists in the marketplace.

The fund's investments include infrastructure-related securities of foreign issuers. Under normal market conditions, the fund will invest at least 40% of its net assets in securities of foreign issuers and, in any case, will invest at least 30% of its net assets in such issuers. The fund considers an issuer to be foreign if its legal residence is in a country other than the United States, its securities principally trade in a foreign market, or it derives a significant portion of either its revenues or pretax income from activities outside the United States.

The fund diversifies its investments among a number of different countries throughout the world. Up to 25% of the fund's total assets may be invested in equity securities of emerging market issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money.An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Additional Expenses—When the fund invests in other investment companies, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the other investment companies.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Infrastructure Sector Risk—Because the fund concentrates its investments in infrastructure-related securities, the fund has greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities.

Master Limited Partnership Risk—An investment in an MLP exposes the fund to the legal and tax risks associated with investing in partnerships. MLPs may have limited financial resources, their securities may be relatively illiquid, and they may be subject to more erratic price movements because of the underlying assets they hold.

Mid-Cap Stock Risk—Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Real Estate Investment Trust Risk—The value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of the REIT.

Small-Cap Stock Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may difficult to sell small-cap stocks at the desired time and price.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.The performance of other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the three-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 20.62% and –17.47%, respectively, for the quarters ended June 30, 2009 and September 30, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance information reflects sales charges and fund expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over different time periods to that of the Standard & Poor's Global Infrastructure Index, the fund's benchmark index, which is a broad measure of market performance. The Standard & Poor's Global Infrastructure Index is an unmanaged index that is comprised of 75 of the largest publicly listed infrastructure companies from around the world that meet specific investability requirements. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Nuveen Global Infrastructure Fund | Standard & Poor's Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.77%
Nuveen International Select Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[41]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[19]
Management Fees	rr_ManagementFeesOverAssets	1.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[42]
1 Year	rr_ExpenseExampleYear01	719
3 Years	rr_ExpenseExampleYear03	1,022
5 Years	rr_ExpenseExampleYear05	1,346
10 Years	rr_ExpenseExampleYear10	2,263
1 Year	rr_ExpenseExampleNoRedemptionYear01	719
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,022
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,346
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,263
Annual Return 2007	rr_AnnualReturn2007	14.36%
Annual Return 2008	rr_AnnualReturn2008	(41.52%)
Annual Return 2009	rr_AnnualReturn2009	40.50%
Annual Return 2010	rr_AnnualReturn2010	10.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.70%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2006
1 Year	rr_AverageAnnualReturnYear01	4.14%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.42%)
Nuveen International Select Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.46%)
Nuveen International Select Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.96%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.23%)
Nuveen International Select Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[41]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[19]
Management Fees	rr_ManagementFeesOverAssets	1.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%	[42]
1 Year	rr_ExpenseExampleYear01	228
3 Years	rr_ExpenseExampleYear03	703
5 Years	rr_ExpenseExampleYear05	1,205
10 Years	rr_ExpenseExampleYear10	2,585
1 Year	rr_ExpenseExampleNoRedemptionYear01	228
3 Years	rr_ExpenseExampleNoRedemptionYear03	703
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,205
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,585
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2006
1 Year	rr_AverageAnnualReturnYear01	9.67%
Since Inception	rr_AverageAnnualReturnSinceInception	0.30%
Nuveen International Select Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[41]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[19]
Management Fees	rr_ManagementFeesOverAssets	1.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[42]
1 Year	rr_ExpenseExampleYear01	178
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	949
10 Years	rr_ExpenseExampleYear10	2,062
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	551
5 Years	rr_ExpenseExampleNoRedemptionYear05	949
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,062
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2006
1 Year	rr_AverageAnnualReturnYear01	10.23%
Since Inception	rr_AverageAnnualReturnSinceInception	0.80%
Nuveen International Select Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[41]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[19]
Management Fees	rr_ManagementFeesOverAssets	1.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[42]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,511
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	397
5 Years	rr_ExpenseExampleNoRedemptionYear05	686
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,511
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2006
1 Year	rr_AverageAnnualReturnYear01	10.81%
Since Inception	rr_AverageAnnualReturnSinceInception	1.31%
Nuveen International Select Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen International Select Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year ended, the fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year and the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily in equity securities of foreign issuers that trade in U.S. or foreign markets, depositary receipts representing shares of foreign issuers, and exchange-traded funds and other investment companies ("investment companies") that provide exposure to foreign issuers. The fund considers an issuer to be foreign if it is organized, domiciled, or has a principal place of business outside the United States. The fund diversifies its investments among a number of different countries throughout the world and may invest in companies of any size.

The fund employs a "multi-style, multi-manager" approach whereby one of the fund's sub-advisers, Nuveen Asset Management, allocates portions of the fund's assets among the different sub-advisers (including itself) who employ distinct investment styles. The fund uses the following principal investment styles, which are intended to complement one another:

•

Growth Style emphasizes investments in equity securities of companies with superior growth characteristics, including superior profitability, secular growth, sustainable competitive advantage, and strong capital structure.

•

Value Style emphasizes investments in equity securities of companies trading below intrinsic valuations with stable returns and companies trading at steep discounts to intrinsic valuations with catalysts for an improvement in returns.

•

Emerging Markets Style emphasizes investments in equity securities of companies whose principal activities are located in emerging market countries that are believed to be undervalued based on their earnings, cash flow or asset values. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International, Inc.

When determining how to allocate the fund's assets among sub-advisers, Nuveen Asset Management considers a variety of factors. These factors include a sub-adviser's investment style and performance record, as well as the characteristics of the sub-adviser's typical portfolio investments. These characteristics may include capitalization size, growth and profitability measures, valuation measures, economic sector weightings, and earnings and price volatility statistics. The allocations among the sub-advisers will vary over time according to prospective returns and risks associated with the various investment styles.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

The portion of the fund's assets managed by Nuveen Asset Management are used to facilitate cash flows to and from the other sub-advisers, meet redemption requests, and pay fund expenses. Nuveen Asset Management may also utilize these assets to increase the fund's exposure to certain companies, industry sectors, countries, regions, or investment styles, and for such other reasons as it deems advisable. Nuveen Asset Management may invest these assets in equity securities issued by U.S. and non-U.S. companies (up to 10% of the fund's total assets), derivatives, investment companies, and money market instruments and other short-term securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Additional Expenses—When the fund invests in other investment companies, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the investment companies.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Mid-Cap Stock Risk—Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Multi-Manager Risk—Each sub-adviser makes investment decisions independently and it is possible that the security selection process of the sub-advisers may not complement one another. The sub-advisers selected may underperform the market generally or other sub-advisers that could have been selected.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Small-Cap Stock Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may difficult to sell small-cap stocks at the desired time and price.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares. The performance of other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the four-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 24.92% and -21.70%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance information reflects sales charges and fund expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Morgan Stanley Capital International All Country World Investable Market Index ex USA, the fund's benchmark index, which is a broad measure of market performance. The Morgan Stanley Capital International All Country World Investable Market Index ex USA is an unmanaged index that tracks the performance of small-, mid-, and large-capitalization stocks of non-U.S. companies representing developed and emerging markets around the world that collectively comprise most foreign stock markets. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Nuveen International Select Fund | Morgan Stanley Capital International All Country World Investable Market Index ex USA (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.17%
Since Inception	rr_AverageAnnualReturnSinceInception	1.03%
Nuveen International Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[36]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[37]
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[39]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.50%	[43]
1 Year	rr_ExpenseExampleYear01	719
3 Years	rr_ExpenseExampleYear03	1,054
5 Years	rr_ExpenseExampleYear05	1,411
10 Years	rr_ExpenseExampleYear10	2,415
1 Year	rr_ExpenseExampleNoRedemptionYear01	719
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,054
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,411
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,415
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 1994	[44],[45]
1 Year	rr_AverageAnnualReturnYear01	0.31%	[44],[45]
5 Years	rr_AverageAnnualReturnYear05	0.85%	[44],[45]
10 Years	rr_AverageAnnualReturnYear10	0.82%	[44],[45]
Since Inception	rr_AverageAnnualReturnSinceInception		[44],[45]
Nuveen International Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[36]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[37]
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[39]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.25%	[43]
1 Year	rr_ExpenseExampleYear01	728
3 Years	rr_ExpenseExampleYear03	1,036
5 Years	rr_ExpenseExampleYear05	1,371
10 Years	rr_ExpenseExampleYear10	2,548
1 Year	rr_ExpenseExampleNoRedemptionYear01	228
3 Years	rr_ExpenseExampleNoRedemptionYear03	736
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,271
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,548
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 6, 1995	[44],[45]
1 Year	rr_AverageAnnualReturnYear01	0.64%	[44],[45]
5 Years	rr_AverageAnnualReturnYear05	1.09%	[44],[45]
10 Years	rr_AverageAnnualReturnYear10	0.65%	[44],[45]
Since Inception	rr_AverageAnnualReturnSinceInception		[44],[45]
Nuveen International Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[36]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[37]
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[39]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.25%	[43]
1 Year	rr_ExpenseExampleYear01	228
3 Years	rr_ExpenseExampleYear03	736
5 Years	rr_ExpenseExampleYear05	1,271
10 Years	rr_ExpenseExampleYear10	2,734
1 Year	rr_ExpenseExampleNoRedemptionYear01	228
3 Years	rr_ExpenseExampleNoRedemptionYear03	736
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,271
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,734
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2001	[44],[45]
1 Year	rr_AverageAnnualReturnYear01	5.59%	[44],[45]
5 Years	rr_AverageAnnualReturnYear05	1.30%	[44],[45]
10 Years	rr_AverageAnnualReturnYear10		[44],[45]
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%	[44],[45]
Nuveen International Fund | Class C | Morgan Stanley Capital International Europe, Australasia, Far East Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	8.33%	[44],[45]
Nuveen International Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[36]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[37]
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[39]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.75%	[43]
1 Year	rr_ExpenseExampleYear01	178
3 Years	rr_ExpenseExampleYear03	585
5 Years	rr_ExpenseExampleYear05	1,017
10 Years	rr_ExpenseExampleYear10	2,220
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	585
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,017
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,220
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 24, 1994	[44],[45]
1 Year	rr_AverageAnnualReturnYear01	6.17%	[44],[45]
5 Years	rr_AverageAnnualReturnYear05	1.83%	[44],[45]
10 Years	rr_AverageAnnualReturnYear10	1.20%	[44],[45]
Since Inception	rr_AverageAnnualReturnSinceInception		[44],[45]
Nuveen International Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[36]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[37]
Management Fees	rr_ManagementFeesOverAssets	1.04%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[39]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.25%	[43]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	431
5 Years	rr_ExpenseExampleYear05	756
10 Years	rr_ExpenseExampleYear10	1,677
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	431
5 Years	rr_ExpenseExampleNoRedemptionYear05	756
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,677
Annual Return 2001	rr_AnnualReturn2001	(23.38%)	[46]
Annual Return 2002	rr_AnnualReturn2002	(18.85%)	[46]
Annual Return 2003	rr_AnnualReturn2003	36.43%	[46]
Annual Return 2004	rr_AnnualReturn2004	10.91%	[46]
Annual Return 2005	rr_AnnualReturn2005	11.88%	[46]
Annual Return 2006	rr_AnnualReturn2006	21.67%	[46]
Annual Return 2007	rr_AnnualReturn2007	9.36%	[46]
Annual Return 2008	rr_AnnualReturn2008	(40.88%)	[46]
Annual Return 2009	rr_AnnualReturn2009	33.51%	[46]
Annual Return 2010	rr_AnnualReturn2010	6.72%	[46]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.15%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 1994
1 Year	rr_AverageAnnualReturnYear01	6.72%
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	1.67%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen International Fund | Class I | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.79%	[44],[45]
5 Years	rr_AverageAnnualReturnYear05	2.09%	[44],[45]
10 Years	rr_AverageAnnualReturnYear10	1.70%	[44],[45]
Since Inception	rr_AverageAnnualReturnSinceInception		[44],[45]
Nuveen International Fund | Class I | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.67%	[44],[45]
5 Years	rr_AverageAnnualReturnYear05	2.27%	[44],[45]
10 Years	rr_AverageAnnualReturnYear10	1.76%	[44],[45]
Since Inception	rr_AverageAnnualReturnSinceInception		[44],[45]
Nuveen International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen International Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily in equity securities of foreign issuers that trade in U.S. or foreign markets, depositary receipts representing shares of foreign issuers, and exchange-traded funds and other investment companies ("investment companies") that provide exposure to foreign issuers. The fund considers an issuer to be foreign if it is organized, domiciled, or has a principal place of business outside the United States. The fund diversifies its investments among a number of different countries throughout the world and may invest in companies of any size.

The fund employs a "multi-style, multi-manager" approach whereby one of the fund's sub-advisers, Nuveen Asset Management, allocates portions of the fund's assets among the different sub-advisers (including itself) who employ distinct investment styles. The fund uses the following principal investment styles, which are intended to complement one another:

•

Growth Style emphasizes investments in the equity securities of companies with superior growth characteristics, including superior profitability, secular growth, sustainable competitive advantage, and strong capital structure.

•

Value Style emphasizes investments in equity securities of companies trading below intrinsic valuations with stable returns and companies trading at steep discounts to intrinsic valuations with catalysts for an improvement in returns.

When determining how to allocate the fund's assets between sub-advisers, Nuveen Asset Management considers a variety of factors. These factors include a sub-adviser's investment style and performance record, as well as the characteristics of the sub-adviser's typical portfolio investments. These characteristics may include capitalization size, growth and profitability measures, valuation measures, economic sector weightings, and earnings and price volatility statistics. The allocations between the sub-advisers will vary over time according to prospective returns and risks associated with the various investment styles.

Up to 15% of the fund's total assets may be invested in equity securities of emerging markets issuers. A country is considered to be an "emerging market" if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts ("derivatives"). The fund may use these derivatives to manage market or business risk, enhance the fund's return, or hedge against adverse movements in currency exchange rates.

The portion of the fund's assets managed by Nuveen Asset Management are used to facilitate cash flows to and from the other sub-advisers, meet redemption requests, and pay fund expenses. Nuveen Asset Management may also utilize these assets to increase the fund's exposure to certain companies, industry sectors, countries, regions, or investment styles, and for such other reasons as it deems advisable. Nuveen Asset Management may invest these assets in equity securities issued by U.S. and non-U.S. companies (up to 10% of the fund's total assets), derivatives, investment companies and money market instruments and other short-term securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Additional Expenses—When the fund invests in other investment companies, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the other investment companies.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Mid-Cap Stock Risk—Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Multi-Manager Risk—Each sub-adviser makes investment decisions independently and it is possible that the security selection process of the sub-advisers may not complement one another. The sub-advisers selected may underperform the market generally or other sub-advisers that could have been selected.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Small-Cap Stock Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may difficult to sell small-cap stocks at the desired time and price.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class I shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return[1]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class I shares.The performance of other share classes will differ due to their different expense structures.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 22.36% and -20.15%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.
Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Returns for the Periods Ended December 31, 2010[1,2]

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance information reflects sales charges and fund expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I shares; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over different time periods to that of the Morgan Stanley Capital International Europe, Australasia, Far East Index, the fund's benchmark index, which is a broad measure of market performance. The Morgan Stanley Capital International Europe, Australasia, Far East Index is an unmanaged index of common stocks in Europe, Australia, and the Far East. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I shares; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Nuveen International Fund | Morgan Stanley Capital International Europe, Australasia, Far East Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.21%	[44],[45]
5 Years	rr_AverageAnnualReturnYear05	2.94%	[44],[45]
10 Years	rr_AverageAnnualReturnYear10	3.94%	[44],[45]
Nuveen Equity Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[18]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[37]
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[20]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.63%	[47]
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	210
5 Years	rr_ExpenseExampleYear05	369
10 Years	rr_ExpenseExampleYear10	831
1 Year	rr_ExpenseExampleNoRedemptionYear01	64
3 Years	rr_ExpenseExampleNoRedemptionYear03	210
5 Years	rr_ExpenseExampleNoRedemptionYear05	369
10 Years	rr_ExpenseExampleNoRedemptionYear10	831
Annual Return 2001	rr_AnnualReturn2001	(12.30%)
Annual Return 2002	rr_AnnualReturn2002	(22.46%)
Annual Return 2003	rr_AnnualReturn2003	27.89%
Annual Return 2004	rr_AnnualReturn2004	10.23%
Annual Return 2005	rr_AnnualReturn2005	4.38%
Annual Return 2006	rr_AnnualReturn2006	15.23%
Annual Return 2007	rr_AnnualReturn2007	4.94%
Annual Return 2008	rr_AnnualReturn2008	(37.18%)
Annual Return 2009	rr_AnnualReturn2009	25.99%
Annual Return 2010	rr_AnnualReturn2010	14.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.00%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 14, 1992
1 Year	rr_AverageAnnualReturnYear01	14.40%
5 Years	rr_AverageAnnualReturnYear05	1.83%
10 Years	rr_AverageAnnualReturnYear10	0.92%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Equity Index Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.12%
5 Years	rr_AverageAnnualReturnYear05	1.30%
10 Years	rr_AverageAnnualReturnYear10	0.53%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Equity Index Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.00%
5 Years	rr_AverageAnnualReturnYear05	1.55%
10 Years	rr_AverageAnnualReturnYear10	0.72%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Equity Index Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%	[18]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[37]
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[20]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.38%	[47]
1 Year	rr_ExpenseExampleYear01	640
3 Years	rr_ExpenseExampleYear03	745
5 Years	rr_ExpenseExampleYear05	873
10 Years	rr_ExpenseExampleYear10	1,494
1 Year	rr_ExpenseExampleNoRedemptionYear01	140
3 Years	rr_ExpenseExampleNoRedemptionYear03	445
5 Years	rr_ExpenseExampleNoRedemptionYear05	773
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,494
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 15, 1994
1 Year	rr_AverageAnnualReturnYear01	8.54%
5 Years	rr_AverageAnnualReturnYear05	0.89%
10 Years	rr_AverageAnnualReturnYear10	0.16%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Equity Index Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[18]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[37]
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[20]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.38%	[47]
1 Year	rr_ExpenseExampleYear01	140
3 Years	rr_ExpenseExampleYear03	445
5 Years	rr_ExpenseExampleYear05	773
10 Years	rr_ExpenseExampleYear10	1,699
1 Year	rr_ExpenseExampleNoRedemptionYear01	140
3 Years	rr_ExpenseExampleNoRedemptionYear03	445
5 Years	rr_ExpenseExampleNoRedemptionYear05	773
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,699
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 1999
1 Year	rr_AverageAnnualReturnYear01	13.52%
5 Years	rr_AverageAnnualReturnYear05	1.08%
10 Years	rr_AverageAnnualReturnYear10	0.16%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Equity Index Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[18]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[37]
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[20]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.88%	[47]
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	289
5 Years	rr_ExpenseExampleYear05	505
10 Years	rr_ExpenseExampleYear10	1,128
1 Year	rr_ExpenseExampleNoRedemptionYear01	90
3 Years	rr_ExpenseExampleNoRedemptionYear03	289
5 Years	rr_ExpenseExampleNoRedemptionYear05	505
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,128
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2001
1 Year	rr_AverageAnnualReturnYear01	14.10%
5 Years	rr_AverageAnnualReturnYear05	1.58%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Nuveen Equity Index Fund | Class R3 | Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Nuveen Equity Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[18]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[37]
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[20]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.42%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.38%	[47]
1 Year	rr_ExpenseExampleYear01	39
3 Years	rr_ExpenseExampleYear03	131
5 Years	rr_ExpenseExampleYear05	231
10 Years	rr_ExpenseExampleYear10	526
1 Year	rr_ExpenseExampleNoRedemptionYear01	39
3 Years	rr_ExpenseExampleNoRedemptionYear03	131
5 Years	rr_ExpenseExampleNoRedemptionYear05	231
10 Years	rr_ExpenseExampleNoRedemptionYear10	526
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 4, 1994
1 Year	rr_AverageAnnualReturnYear01	14.69%
5 Years	rr_AverageAnnualReturnYear05	2.09%
10 Years	rr_AverageAnnualReturnYear10	1.17%
Since Inception	rr_AverageAnnualReturnSinceInception
Nuveen Equity Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Equity Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to provide investment results that correspond to the performance of the Standard & Poor's 500® Index (S&P 500 Index).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current contractual fees and the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund generally invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P 500 Index. The S&P 500 Index is an unmanaged market-value weighted index consisting of 500 stocks chosen for market size, liquidity, sector performance and other factors. The index tracks the performance of the large cap U.S. equity market. Reconstitution of the index occurs both on a quarterly and ongoing basis. As of December 31, 2010, market capitalizations of companies in the S&P 500 Index ranged from approximately  $1.3 billion to  $368.7 billion.

The fund's sub-adviser believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P 500 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as possible, the composition of the S&P 500 Index.

Because the fund may not always hold all of the stocks included in the S&P 500 Index, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's sub-adviser believes there should be a close correlation between the fund's performance and that of the S&P 500 Index in both rising and falling markets. The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P 500 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500 Index. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund may invest in stock index futures contracts, options on stock indices, and options on stock index futures ("derivatives") on the S&P 500 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P 500 Index, and to reduce transaction costs.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Failure to Match Index Performance—The fund may not replicate the performance of the S&P 500 Index.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.The performance of the other share classes will differ due to their different expense structures.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 15.79% and –22.00%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance information reflects sales charges and fund expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Standard & Poor's 500® Index, the fund's benchmark index, which is a broad measure of market performance. The Standard & Poor's 500® Index is an unmanaged market-capitalization weighted index based on the average weighted performance of 500 widely held large-cap common stocks. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Nuveen Equity Index Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
Nuveen Mid Cap Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[48]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[19]
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[49]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.78%	[50]
1 Year	rr_ExpenseExampleYear01	80
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	460
10 Years	rr_ExpenseExampleYear10	1,032
1 Year	rr_ExpenseExampleNoRedemptionYear01	80
3 Years	rr_ExpenseExampleNoRedemptionYear03	262
5 Years	rr_ExpenseExampleNoRedemptionYear05	460
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,032
Annual Return 2001	rr_AnnualReturn2001	(2.30%)	[51]
Annual Return 2002	rr_AnnualReturn2002	(15.06%)	[51]
Annual Return 2003	rr_AnnualReturn2003	34.17%	[51]
Annual Return 2004	rr_AnnualReturn2004	15.71%	[51]
Annual Return 2005	rr_AnnualReturn2005	11.97%	[51]
Annual Return 2006	rr_AnnualReturn2006	9.66%	[51]
Annual Return 2007	rr_AnnualReturn2007	7.36%	[51]
Annual Return 2008	rr_AnnualReturn2008	(36.22%)	[51]
Annual Return 2009	rr_AnnualReturn2009	36.61%	[51]
Annual Return 2010	rr_AnnualReturn2010	25.75%	[51]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.52%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 4, 1999	[52]
1 Year	rr_AverageAnnualReturnYear01	25.75%	[52]
5 Years	rr_AverageAnnualReturnYear05	5.22%	[52]
10 Years	rr_AverageAnnualReturnYear10	6.41%	[52]
Since Inception	rr_AverageAnnualReturnSinceInception		[52]
Nuveen Mid Cap Index Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.64%	[52]
5 Years	rr_AverageAnnualReturnYear05	4.32%	[52]
10 Years	rr_AverageAnnualReturnYear10	5.55%	[52]
Since Inception	rr_AverageAnnualReturnSinceInception		[52]
Nuveen Mid Cap Index Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.89%	[52]
5 Years	rr_AverageAnnualReturnYear05	4.30%	[52]
10 Years	rr_AverageAnnualReturnYear10	5.35%	[52]
Since Inception	rr_AverageAnnualReturnSinceInception		[52]
Nuveen Mid Cap Index Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[48]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[19]
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[49]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.53%	[50]
1 Year	rr_ExpenseExampleYear01	156
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	860
10 Years	rr_ExpenseExampleYear10	1,884
1 Year	rr_ExpenseExampleNoRedemptionYear01	156
3 Years	rr_ExpenseExampleNoRedemptionYear03	496
5 Years	rr_ExpenseExampleNoRedemptionYear05	860
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,884
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2001	[52]
1 Year	rr_AverageAnnualReturnYear01	24.83%	[52]
5 Years	rr_AverageAnnualReturnYear05	4.45%	[52]
10 Years	rr_AverageAnnualReturnYear10		[52]
Since Inception	rr_AverageAnnualReturnSinceInception	8.66%	[52]
Nuveen Mid Cap Index Fund | Class C | Standard & Poors MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	10.16%	[52]
Nuveen Mid Cap Index Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[48]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[19]
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[49]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.03%	[50]
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	341
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,323
1 Year	rr_ExpenseExampleNoRedemptionYear01	105
3 Years	rr_ExpenseExampleNoRedemptionYear03	341
5 Years	rr_ExpenseExampleNoRedemptionYear05	595
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,323
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 27, 2000	[52]
1 Year	rr_AverageAnnualReturnYear01	25.39%	[52]
5 Years	rr_AverageAnnualReturnYear05	4.94%	[52]
10 Years	rr_AverageAnnualReturnYear10	6.22%	[52]
Since Inception	rr_AverageAnnualReturnSinceInception		[52]
Nuveen Mid Cap Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[48]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[19]
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[49]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.53%	[50]
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	183
5 Years	rr_ExpenseExampleYear05	323
10 Years	rr_ExpenseExampleYear10	732
1 Year	rr_ExpenseExampleNoRedemptionYear01	54
3 Years	rr_ExpenseExampleNoRedemptionYear03	183
5 Years	rr_ExpenseExampleNoRedemptionYear05	323
10 Years	rr_ExpenseExampleNoRedemptionYear10	732
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 4, 1999	[52]
1 Year	rr_AverageAnnualReturnYear01	26.02%	[52]
5 Years	rr_AverageAnnualReturnYear05	5.48%	[52]
10 Years	rr_AverageAnnualReturnYear10	6.67%	[52]
Since Inception	rr_AverageAnnualReturnSinceInception		[52]
Nuveen Mid Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Mid Cap Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to provide investment results that correspond to the performance of the Standard & Poor's MidCap 400® Composite Index (S&P MidCap 400 Index).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year ended, the fund's portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund generally invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the S&P MidCap 400 Index. This index is an unmanaged market-value weighted index consisting of 400 stocks chosen for market size, liquidity, sector representation and other factors that represents the mid range sector of the U.S. stock market. Reconstitution of the index occurs both on a quarterly and ongoing basis. As of December 31, 2010, market capitalizations of companies in the S&P MidCap 400 Index ranged from approximately  $460 million to  $9.2 billion.

The fund's sub-adviser believes that the fund's objective can best be achieved by investing in common stocks of approximately 90% to 100% of the issues included in the S&P MidCap 400 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P MidCap 400 Index.

Because the fund may not always hold all of the stocks included in the S&P MidCap 400 Index, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's sub-adviser believes there should be a close correlation between the fund's performance and that of the S&P MidCap 400 Index in both rising and falling markets. The fund will attempt to achieve a correlation between the performance of its portfolio and that of the S&P MidCap 400 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P MidCap 400 Index. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund may invest in stock index futures contracts, options on stock indices, and options on stock index futures ("derivatives") on the S&P MidCap 400 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the S&P MidCap 400 Index, and to reduce transaction costs.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Failure to Match Index Performance—The fund may not replicate the performance of the S&P 400 Index.

Mid-Cap Stock Risk—Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return[1]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 19.81% and -25.52%, respectively, for the quarters ended September 30, 2009 and December 31, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Standard & Poor's MidCap 400® Index, the fund's benchmark index, which is a broad measure of market performance. The Standard & Poor's MidCap 400® Index is an unmanaged market value weighted index of 400 mid-cap companies. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Nuveen Mid Cap Index Fund | Standard & Poors MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.64%	[52]
5 Years	rr_AverageAnnualReturnYear05	5.73%	[52]
10 Years	rr_AverageAnnualReturnYear10	7.16%	[52]
Nuveen Small Cap Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[34]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[19]
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[53]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.89%	[54]
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	363
5 Years	rr_ExpenseExampleYear05	656
10 Years	rr_ExpenseExampleYear10	1,490
1 Year	rr_ExpenseExampleNoRedemptionYear01	91
3 Years	rr_ExpenseExampleNoRedemptionYear03	363
5 Years	rr_ExpenseExampleNoRedemptionYear05	656
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,490
Annual Return 2001	rr_AnnualReturn2001	6.25%	[55]
Annual Return 2002	rr_AnnualReturn2002	(22.47%)	[55]
Annual Return 2003	rr_AnnualReturn2003	45.73%	[55]
Annual Return 2004	rr_AnnualReturn2004	17.63%	[55]
Annual Return 2005	rr_AnnualReturn2005	3.48%	[55]
Annual Return 2006	rr_AnnualReturn2006	17.50%	[55]
Annual Return 2007	rr_AnnualReturn2007	(2.08%)	[55]
Annual Return 2008	rr_AnnualReturn2008	(33.78%)	[55]
Annual Return 2009	rr_AnnualReturn2009	26.85%	[55]
Annual Return 2010	rr_AnnualReturn2010	26.20%	[55]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 1998	[56]
1 Year	rr_AverageAnnualReturnYear01	26.20%	[56]
5 Years	rr_AverageAnnualReturnYear05	4.05%	[56]
10 Years	rr_AverageAnnualReturnYear10	5.95%	[56]
Since Inception	rr_AverageAnnualReturnSinceInception		[56]
Nuveen Small Cap Index Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.09%	[56]
5 Years	rr_AverageAnnualReturnYear05	2.59%	[56]
10 Years	rr_AverageAnnualReturnYear10	4.94%	[56]
Since Inception	rr_AverageAnnualReturnSinceInception		[56]
Nuveen Small Cap Index Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.16%	[56]
5 Years	rr_AverageAnnualReturnYear05	3.17%	[56]
10 Years	rr_AverageAnnualReturnYear10	4.94%	[56]
Since Inception	rr_AverageAnnualReturnSinceInception		[56]
Nuveen Small Cap Index Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[34]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[19]
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[53]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.64%	[54]
1 Year	rr_ExpenseExampleYear01	167
3 Years	rr_ExpenseExampleYear03	595
5 Years	rr_ExpenseExampleYear05	1,049
10 Years	rr_ExpenseExampleYear10	2,308
1 Year	rr_ExpenseExampleNoRedemptionYear01	167
3 Years	rr_ExpenseExampleNoRedemptionYear03	595
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,049
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,308
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2001	[56]
1 Year	rr_AverageAnnualReturnYear01	25.15%	[56]
5 Years	rr_AverageAnnualReturnYear05	3.26%	[56]
10 Years	rr_AverageAnnualReturnYear10		[56]
Since Inception	rr_AverageAnnualReturnSinceInception	7.35%	[56]
Nuveen Small Cap Index Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[34]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[19]
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[53]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.14%	[54]
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	441
5 Years	rr_ExpenseExampleYear05	789
10 Years	rr_ExpenseExampleYear10	1,770
1 Year	rr_ExpenseExampleNoRedemptionYear01	116
3 Years	rr_ExpenseExampleNoRedemptionYear03	441
5 Years	rr_ExpenseExampleNoRedemptionYear05	789
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,770
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 1998	[56]
1 Year	rr_AverageAnnualReturnYear01	25.72%	[56]
5 Years	rr_AverageAnnualReturnYear05	3.76%	[56]
10 Years	rr_AverageAnnualReturnYear10	5.71%	[56]
Since Inception	rr_AverageAnnualReturnSinceInception		[56]
Nuveen Small Cap Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[34]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[19]
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[53]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.64%	[54]
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	285
5 Years	rr_ExpenseExampleYear05	522
10 Years	rr_ExpenseExampleYear10	1,203
1 Year	rr_ExpenseExampleNoRedemptionYear01	65
3 Years	rr_ExpenseExampleNoRedemptionYear03	285
5 Years	rr_ExpenseExampleNoRedemptionYear05	522
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,203
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 1998	[56]
1 Year	rr_AverageAnnualReturnYear01	26.41%	[56]
5 Years	rr_AverageAnnualReturnYear05	4.31%	[56]
10 Years	rr_AverageAnnualReturnYear10	6.18%	[56]
Since Inception	rr_AverageAnnualReturnSinceInception		[56]
Nuveen Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Small Cap Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to provide investment results that correspond to the performance of the Russell 2000 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current contractual fees and the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund generally invests at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). Reconstitution of the index occurs annually. As of December 31, 2010, market capitalizations of companies in the Russell 2000 Index ranged from approximately  $24 million to  $5.0 billion.

The fund's sub-adviser believes that the fund's objective can best be achieved by investing in common stocks of at least 90% of the issues included in the Russell 2000 Index, depending on the size of the fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the Russell 2000 Index.

Because the fund may not always hold all of the stocks included in the Russell 2000 Index, and because the fund has expenses and the index does not, the fund will not duplicate the index's performance precisely. However, the fund's sub-adviser believes there should be a close correlation between the fund's performance and that of the Russell 2000 Index in both rising and falling markets. The fund will attempt to achieve a correlation between the performance of its portfolio and that of the Russell 2000 Index of at least 95%, without taking into account expenses of the fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the Russell 2000 Index. If the fund is unable to achieve a correlation of 95% over time, the fund's board of directors will consider alternative strategies for the fund.

The fund may invest in stock index futures contracts, options on stock indices, and options on stock index futures ("derivatives") on the Russell 2000 Index. The fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of fund assets devoted to replicating the composition of the Russell 2000 Index, and to reduce transaction costs.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Failure to Match Index Performance—The fund may not replicate the performance of the Russell 2000 Index.

Small-Cap Stock Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return[1]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.The performance of the other share classes will differ due to their different expense structures.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 22.96% and –25.79%, respectively, for the quarters ended June 30, 2003 and December 31, 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance information reflects sales charges and fund expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Russell 2000 Index, the fund's benchmark index, which is a broad measure of market performance. The Russell 2000 Index is an unmanaged small-cap index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Nuveen Small Cap Index Fund | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.85%	[56]
5 Years	rr_AverageAnnualReturnYear05	4.47%	[56]
10 Years	rr_AverageAnnualReturnYear10	6.33%	[56]
Since Inception	rr_AverageAnnualReturnSinceInception	9.12%	[56]
Nuveen Quantitative Large Cap Core Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[34]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[26]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.71%	[57]
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	287
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	1,188
1 Year	rr_ExpenseExampleNoRedemptionYear01	73
3 Years	rr_ExpenseExampleNoRedemptionYear03	287
5 Years	rr_ExpenseExampleNoRedemptionYear05	520
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,188
Annual Return 2008	rr_AnnualReturn2008	(37.28%)
Annual Return 2009	rr_AnnualReturn2009	23.81%
Annual Return 2010	rr_AnnualReturn2010	13.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.58%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
1 Year	rr_AverageAnnualReturnYear01	13.93%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.50%)
Nuveen Quantitative Large Cap Core Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.72%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.80%)
Nuveen Quantitative Large Cap Core Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.32%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.17%)
Nuveen Quantitative Large Cap Core Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[34]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[26]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.46%	[57]
1 Year	rr_ExpenseExampleYear01	149
3 Years	rr_ExpenseExampleYear03	521
5 Years	rr_ExpenseExampleYear05	918
10 Years	rr_ExpenseExampleYear10	2,029
1 Year	rr_ExpenseExampleNoRedemptionYear01	149
3 Years	rr_ExpenseExampleNoRedemptionYear03	521
5 Years	rr_ExpenseExampleNoRedemptionYear05	918
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,029
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
1 Year	rr_AverageAnnualReturnYear01	13.17%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.21%)
Nuveen Quantitative Large Cap Core Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[34]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[26]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.46%	[57]
1 Year	rr_ExpenseExampleYear01	47
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	892
1 Year	rr_ExpenseExampleNoRedemptionYear01	47
3 Years	rr_ExpenseExampleNoRedemptionYear03	208
5 Years	rr_ExpenseExampleNoRedemptionYear05	384
10 Years	rr_ExpenseExampleNoRedemptionYear10	892
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2007
1 Year	rr_AverageAnnualReturnYear01	14.30%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.25%)
Nuveen Quantitative Large Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Quantitative Large Cap Core Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to provide, over the long term, a total return that exceeds the total return of the Standard & Poor's 500® Index (S&P 500 Index).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 142% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in common stocks of large-capitalization companies. The fund defines large-capitalization companies as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies in the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 stocks chosen for market size, liquidity and industry group representation, with a focus on the large cap segment of the market. The market capitalizations of companies in the S&P 500 Index ranged from approximately  $1.3 billion to  $368.7 billion as of December 31, 2010, with an average market capitalization of approximately  $22.9 billion. Although the fund may from time to time emphasize smaller or larger capitalization companies within this range as a result of the quantitative process discussed below, the sub-adviser anticipates that generally the fund's capitalization weightings will be similar to those of the S&P 500 Index. The fund's investments may include common stocks of foreign issuers which are listed on a U.S. stock exchange.

The fund is actively managed using a proprietary quantitative process which projects a stock's performance based upon a variety of factors, such as the stock's growth or value style, market capitalization, earnings volatility, earnings yield, financial leverage and currency sensitivity. This process tracks the historical performance of each of these factors against relevant economic and market variables, and then determines how each of the factors is expected to perform given today's economic conditions. The process then measures the relative sensitivity of each of the stocks in the fund's investable universe to the various factors and projects each stock's performance based on this sensitivity. Stocks are selected for purchase or sale using an optimization formula which is designed to maximize the fund's overall projected return within the constraints that have been established to limit the fund's tracking error as compared to the S&P 500 Index.

The fund may buy and sell stock index futures contracts. The fund may use futures contracts to manage market or business risk or enhance the fund's return. The fund may also invest in exchange-traded funds in order to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Quantitative Management Risk—Because the fund is actively managed using the quantitative process described above, the fund could underperform other mutual funds with similar investment objectives.

Additional Expenses—When the fund invests in exchange-traded funds, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the exchange-traded funds.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Foreign Security Risk—Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with securities of domestic issuers. For example, prices of such securities are influenced by currency fluctuations, and political or social instability or diplomatic developments in the issuer's country could adversely affect the securities.

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class A shares.The performance of the other share classes will differ due to their different expense structures.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the three-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 14.99% and –20.58%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance information reflects sales charges and fund expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Standard & Poor's 500® Index, the fund's benchmark index, which is a broad measure of market performance. The Standard & Poor's 500® Index is an unmanaged market-capitalization weighted index based on the average weighted performance of 500 widely held large-cap common stocks. The performance information reflects sales charges and fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Nuveen Quantitative Large Cap Core Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.00%)
Nuveen Tactical Market Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[58]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[59]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.60%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.21%)	[60]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.39%	[60]
1 Year	rr_ExpenseExampleYear01	708
3 Years	rr_ExpenseExampleYear03	1,421
5 Years	rr_ExpenseExampleYear05	2,154
10 Years	rr_ExpenseExampleYear10	4,079
1 Year	rr_ExpenseExampleNoRedemptionYear01	708
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,421
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,154
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,079
Nuveen Tactical Market Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[58]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[59]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.35%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.21%)	[60]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	2.14%	[60]
1 Year	rr_ExpenseExampleYear01	217
3 Years	rr_ExpenseExampleYear03	1,118
5 Years	rr_ExpenseExampleYear05	2,030
10 Years	rr_ExpenseExampleYear10	4,364
1 Year	rr_ExpenseExampleNoRedemptionYear01	217
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,118
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,030
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,364
Nuveen Tactical Market Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[58]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[59]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.35%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.21%)	[60]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.14%	[60]
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	824
5 Years	rr_ExpenseExampleYear05	1,555
10 Years	rr_ExpenseExampleYear10	3,490
1 Year	rr_ExpenseExampleNoRedemptionYear01	116
3 Years	rr_ExpenseExampleNoRedemptionYear03	824
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,555
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,490
Annual Return 2010	rr_AnnualReturn2010	5.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.45%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2009
1 Year	rr_AverageAnnualReturnYear01	5.92%
Since Inception	rr_AverageAnnualReturnSinceInception	5.69%
Nuveen Tactical Market Opportunities Fund | Class I | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.63%
Since Inception	rr_AverageAnnualReturnSinceInception	5.40%
Nuveen Tactical Market Opportunities Fund | Class I | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.91%
Since Inception	rr_AverageAnnualReturnSinceInception	4.70%
Nuveen Tactical Market Opportunities Fund | Class I | Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%
Nuveen Tactical Market Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Tactical Market Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to earn a positive total return over a reasonable period of time, regardless of market conditions.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 111 of the prospectus, "How to Reduce Your Sales Charge" on page 113 of the prospectus and "Purchase and Redemption of Fund Shares" on page 95 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal period, the fund's portfolio turnover rate was 156% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	156.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund's operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund will seek to outperform the Merrill Lynch 3 Month Treasury Bill Index (the "Treasury Bill Index") by 400 basis points, or 4%, on an annualized basis. The Treasury Bill Index is comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month. At the end of the month, that issue is sold and rolled into a newly selected issue. U.S. Treasury bills are backed by the full faith and credit of the U.S. government, and are generally considered a risk free investment. Investing in the fund, on the other hand, involves certain risks, including the risk of loss. In addition, an investment in the fund will be more volatile than an investment in U.S. Treasury bills. The fund's portfolio managers will manage volatility by attempting to limit the fund's tracking error relative to the Treasury Bill Index to a level consistent with achieving the return that the fund is seeking.

The fund seeks to outperform the Treasury Bill Index over a reasonable period of time, although there is no guarantee that it will be able to do so. Over shorter periods of time, investment returns will fluctuates as market conditions vary and may be lower than those of the Treasury Bill Index. Thus, the fund is designed for investors with longer term investment horizons – generally at least three years or more.

The fund seeks to achieve its objective by investing its assets across the following asset classes:

•	U.S., international and emerging market equity securities,
•	U.S., international and emerging market debt securities, including high-yield debt securities,
•	Commodities,
•	Currencies, and
•	High quality, short-term debt securities and money market funds.

The fund generally gains exposure to the above asset classes by investing in derivative instruments and exchange-traded funds ("ETFs"), except that the fund invests directly in U.S. Treasury obligations, foreign government obligations that have an investment grade rating from at least one rating agency and money market funds.

The fund will use derivative instruments such as options; futures contracts, including futures on equity and commodities indices, interest rate and currency futures; options on futures contracts; interest rate caps and floors; foreign currency contracts; options on foreign currencies; interest rate, total return, currency and credit default swaps; and options on the foregoing types of swap agreements. Derivatives may be entered into on established exchanges, either in the U.S. or in foreign countries, or through privately negotiated transactions referred to as over-the-counter derivatives. In using derivatives, the fund may take both long positions (the values of which move in the same direction as the prices of the underlying investment, pool of investments, index or currency) and short positions (the values of which move in the opposite direction from the price of the underlying investment, pool of investments, index or currency).

The fund's sub-adviser may allocate the fund's assets among the different asset classes in different proportions at different times. The fund is not required to allocate its investments among the asset classes in any fixed proportion, nor is it limited by investment style or by the issuer's location, size, market capitalization or industry sector. The fund may have none or some of its assets invested in each asset class in relative proportions that change over time based on market and economic conditions.

The sub-adviser allocates assets among the various asset classes based on its forecasted returns and its risk assessment for each asset class. The sub-adviser will seek to take advantage of both investment opportunities that are believed to have a high probability of success (long investment) and a high probability of failure (short investment). The sub-adviser regularly assesses and manages the overall risk profile of the fund's portfolio, based on the fund's exposure to each asset class, the volatility of the asset classes, and the correlation of returns among the different asset classes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money.An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Additional Expenses—When the fund invests in other investment companies, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the other investment companies.

Asset Allocation Risk—The fund is actively managed and its performance therefore will reflect in part the sub-advisor's ability to make asset allocation and other investment decisions to achieve the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

Commodities Risk—Commodities markets historically have been extremely volatile, and the performance of securities that provide exposure to those markets therefore also may be highly volatile.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Credit Risk—The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Currency Risk—Changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Debt Securities Risk—The fund's investments in instruments providing exposure to bond markets and in U.S. Treasury obligations are subject to the following principal risks:

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

ETF and Money Market Fund Risks—An ETF is subject to the risks of the underlying securities that it holds. In addition, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index and the fund will indirectly bear its proportionate share of any management fees and other expenses paid by the ETFs and money market funds in which it invests.

Frequent Trading Risk—Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities, which may detract from the fund's performance.

Interest Rate Risk—Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk—The fund may invest in instruments providing exposure to securities that have little or no active trading market and/or that trade in lower volumes. In such a market, the value of such securities may be highly volatile and may fall dramatically.

Non-Investment Grade Securities Risk—Non-investment grade securities, commonly called "high-yield" securities or "junk bonds," generally are less liquid, have more volatile prices, and carry more risk to principal than investment grade securities.

Non-U.S. Investment Risk/Emerging Market Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.Updated performance information is available at www.nuveen.com or by calling (800) 257-8787.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year for Class I shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the one-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 4.45% and -0.20%, respectively, for the quarters ended September 30, 2010 and June 30, 2010.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The performance information reflects fund expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table provides some indication of the risks of investing in the fund by showing the variability of the fund's average annual returns and how they compare over the time periods indicated to that of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index, the fund's benchmark index, which is a broad measure of market performance. The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index that is comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month. At the end of the month, that issue is sold and rolled into a newly selected issue. The performance information reflects fund expenses. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only.

You own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

The expense information for Class A and Class C shares for periods prior to when Class A and Class C shares were offered by the fund are estimated based on the actual expenses of the fund's other share classes.

Performance is not shown for Class A or Class C shares, which have not been offered for a full calendar year.

Nuveen Tactical Market Opportunities Fund | Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%

[1]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	The fund's adviser has agreed to reimburse management fees across all share classes through December 31, 2012, to the extent necessary to maintain Class I share total annual operating expenses, not including any acquired fund fees and expenses, at 0.95% of average daily net assets, provided that in no event will the adviser be required to make any reimbursements that would result in an annualized net management fee of less than 0.78% of average daily net assets.
[4]	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate.
[5]	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[6]	The fund's adviser has agreed to reimburse management fees across all share classes through December 31, 2012, to the extent necessary to maintain Class I share total annual operating expenses, not including any acquired fund fees and expenses, at 0.98% of average daily net assets, provided that in no event will the adviser be required to make any reimbursements that would result in an annualized net management fee of less than 0.80% of average daily net assets.
[7]	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate.
[8]	Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Core Equity Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.
[9]	Performance presented prior to 9/24/01 represents that of the Firstar Large Cap Core Equity Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.
[10]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[11]	The fund's adviser has agreed to reimburse management fees across all share classes through December 31, 2012, to the extent necessary to maintain Class I share total annual operating expenses, not including any acquired fund fees and expenses, at 1.13% of average daily net assets, provided that in no event will the adviser be required to make any reimbursements that would result in an annualized net management fee of less than 0.75% of average daily net assets.
[12]	The fund's adviser has agreed to reimburse management fees across all share classes through December 31, 2012, to the extent necessary to maintain Class I share total annual operating expenses, not including any acquired fund fees and expenses, at 1.06% of average daily net assets, provided that in no event will the adviser be required to make any reimbursements that would result in an annualized net management fee of less than 0.74% of average daily net assets.
[13]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[14]	The fund's adviser has agreed to reimburse management fees across all share classes through December 31, 2012, to the extent necessary to maintain Class I share total annual operating expenses, not including any acquired fund fees and expenses, at 0.99% of average daily net assets, provided that in no event will the adviser be required to make any reimbursements that would result in an annualized net management fee of less than 0.84% of average daily net assets.
[15]	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate.
[16]	Performance presented prior to 9/24/01 represents that of the Firstar Mid Cap Core Equity Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.
[17]	Performance presented prior to 9/24/01 represents that of the Firstar Mid Cap Core Equity Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.
[18]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[19]	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[20]	Other Expenses have been restated to reflect current contractual fees and the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator.
[21]	The fund's adviser has contractually agreed to waive fees and reimburse other fund expenses through February 29, 2012, so that total annual fund operating expenses, after waivers and excluding any acquired fund fees and expenses, do not exceed 1.41%, 2.16%, 2.16%, and 1.16%, respectively, for Class A, Class B, Class C, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.
[22]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[23]	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[24]	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate.
[25]	The fund's adviser has contractually agreed to waive fees and reimburse other fund expenses through February 29, 2012, so that total annual fund operating expenses, after waivers and excluding any acquired fund fees and expenses, do not exceed 1.34%, 2.09%, 2.09%, 1.59%, and 1.09%, respectively, for Class A, Class B, Class C, Class R3, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.
[26]	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[27]	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate.
[28]	The fund's adviser has contractually agreed to waive fees and reimburse other fund expenses through February 29, 2012, so that total annual fund operating expenses, after waivers and excluding any acquired fund fees and expenses, do not exceed 1.47%, 2.22%, 2.22%, 1.72%, and 1.22%, respectively, for Class A, Class B, Class C, Class R3, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.
[29]	On 12/12/02, the fund changed its main investment strategy to invest primarily in securities of companies with market capitalizations within the range of companies in the Russell 2000 Index. Previously, the fund invested primarily in companies with market capitalizations of below $500 million at the time of purchase. Performance presented prior to 9/24/01 represents that of the Firstar MicroCap Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.
[30]	The fund's adviser has agreed to reimburse management fees across all share classes through December 31, 2012, to the extent necessary to maintain Class I share total annual operating expenses, not including any acquired fund fees and expenses, at 1.00% of average daily net assets, provided that in no event will the adviser be required to make any reimbursements that would result in an annualized net management fee of less than 0.80% of average daily net assets.
[31]	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate.
[32]	Performance prior to 9/24/01 represents that of the Firstar Small Cap Core Equity Fund, a series of Firstar Funds, Inc., which merged into the fund on that date. The Firstar Small Cap Core Equity Fund was organized on 11/27/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.
[33]	Performance prior to 9/24/01 represents that of the Firstar Small Cap Core Equity Fund, a series of Firstar Funds, Inc., which merged into the fund on that date. The Firstar Small Cap Core Equity Fund was organized on 11/27/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.
[34]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[35]	The fund's adviser has contractually agreed to waive fees and reimburse other fund expenses through February 29, 2012, so that total annual fund operating expenses, after waivers and excluding any acquired fund fees and expenses, do not exceed 1.50%, 2.25%, 1.75%, and 1.25%, respectively, for Class A, Class C, Class R3, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.
[36]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[37]	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[38]	The fund's adviser has agreed to reimburse management fees across all share classes through December 31, 2012, to the extent necessary to maintain Class I share total annual operating expenses, not including any acquired fund fees and expenses, at 0.99% of average daily net assets, provided that in no event will the adviser be required to make any reimbursements that would result in an annualized net management fee of less than 0.81% of average daily net assets.
[39]	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate
[40]	The fund's adviser has contractually agreed to waive fees and reimburse other fund expenses through February 29, 2012, so that total annual fund operating expenses, after waivers and excluding any acquired fund fees and expenses, do not exceed 1.25%, 2.00%, 1.50%, and 1.00%, respectively, for Class A, Class C, Class R3, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.
[41]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[42]	The fund's adviser has contractually agreed to waive fees and reimburse other fund expenses through February 29, 2012, so that total annual fund operating expenses, after waivers and excluding acquired fund fees and expenses, do not exceed 1.49%, 2.24%, 1.74%, and 1.24%, respectively, for Class A, Class C, Class R3, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.
[43]	The fund's adviser has contractually agreed to waive fees and reimburse other fund expenses through February 29, 2012, so that total annual fund operating expenses, after waivers and excluding any acquired fund fees and expenses, do not exceed 1.49%, 2.24%, 2.24%, 1.74%, and 1.24%, respectively, for Class A, Class B, Class C, Class R3, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.
[44]	Performance presented prior to 9/24/01 represents that of the Firstar International Growth Fund, a series of Firstar Funds, Inc., which, together with Firstar International Value Fund, merged into the fund on that date.
[45]	Prior to 11/3/08, the fund's assets were managed by different sub-advisers.
[46]	Performance presented prior to 9/24/01 represents that of the Firstar International Growth Fund, a series of Firstar Funds, Inc., which, together with Firstar International Value Fund, merged into the fund on that date.
[47]	The fund's adviser has contractually agreed to waive fees and reimburse other fund expenses through February 29, 2012, so that total annual fund operating expenses, after waivers and excluding acquired fund fees and expenses, do not exceed 0.62%, 1.37%, 1.37%, 0.87%, and 0.37%, respectively, for Class A, Class B, Class C, Class R3, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.
[48]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[49]	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator, and a decrease in the fund's net assets after the fiscal year end due to certain redemptions by an affiliate.
[50]	The fund's adviser has contractually agreed to waive fees and reimburse other fund expenses through February 29, 2012, so that total annual fund operating expenses, after waivers and excluding acquired fund fees and expenses, do not exceed 0.75%, 1.50%, 1.00%, and 0.50%, respectively, for Class A, Class C, Class R3, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.
[51]	Performance presented prior to 9/24/01 represents that of the Firstar Mid Cap Index Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.
[52]	Performance presented prior to 9/24/01 represents that of the Firstar Mid Cap Index Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.
[53]	Other Expenses have been restated to reflect current contractual fees and the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund's administrator.
[54]	The fund's adviser has contractually agreed to waive fees and reimburse other fund expenses through February 29, 2012, so that total annual fund operating expenses, after waivers and excluding acquired fund fees and expenses, do not exceed 0.83%, 1.58%, 1.08%, and 0.58%, respectively, for Class A, Class C, Class R3, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.
[55]	Performance presented prior to 9/24/01 represents that of the Firstar Small Cap Index Fund, a series of Firstar Funds, Inc., which merged into the fund on that date. The Firstar Small Cap Index Fund was organized on 12/11/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.
[56]	Performance presented prior to 9/24/01 represents that of the Firstar Small Cap Index Fund, a series of Firstar Funds, Inc., which merged into the fund on that date. The Firstar Small Cap Index Fund was organized on 12/11/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.
[57]	The fund's adviser has contractually agreed to waive fees and reimburse other fund expenses through February 29, 2012, so that total annual fund operating expenses, after waivers and excluding any acquired fund fees and expenses, do not exceed 0.70%, 1.45%, and 0.45%, respectively, for Class A, Class C, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.
[58]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[59]	Fee applies to individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[60]	The fund's adviser has contractually agreed to waive fees and reimburse other fund expenses through February 29, 2012, so that total annual fund operating expenses, after waivers and excluding acquired fund fees and expenses, do not exceed 1.20%, 1.95%, and 0.95%, respectively, for Class A, Class C, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.